UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: November 30, 2022

Date of reporting period:  November 30, 2022

Item 1. Reports to Stockholders.

(a)
PIA Funds

PIA BBB Bond Fund
Managed Account Completion Shares (MACS)

PIA MBS Bond Fund
Managed Account Completion Shares (MACS)

PIA High Yield (MACS) Fund
Managed Account Completion Shares (MACS)

Annual Report

November 30, 2022

PIA Funds

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2021, through November 30, 2022, regarding the PIA BBB Bond Fund and the PIA MBS Bond Fund (each, a “Fund” and together, the “Funds”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

During the fiscal year ended November 30, 2022, the total returns, including the reinvestment of dividends and capital gains, were as follows:

PIA BBB Bond Fund	-16.00%
PIA MBS Bond Fund	-11.12%

As stated in the most recently filed prospectus, the PIA BBB Bond Fund’s gross expense ratio and net expense ratio are 0.15% and 0.15%, respectively; while the PIA MBS Bond Fund’s gross expense ratio and net expense ratio are 0.31% and 0.23%, respectively.

PIA has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses) incurred by each Fund through at least March 29, 2023, to the extent necessary to limit Total Annual Fund Operating Expenses After Expense Reimbursement to 0.15% and 0.23% of average daily net assets for the BBB Bond Fund and the MBS Bond Fund, respectively. The net expense is what the investor has paid.

PIA BBB Bond Fund
The PIA BBB Bond Fund returned -16.00% for the twelve-month period ended November 30, 2022, versus the Bloomberg U.S. Credit Baa Bond Index return of -15.50%. The Fund has a strategy of using a broad diversification of BBB-rated issuers, industry sectors and range of maturities. The bonds held in the Fund represent approximately 210 different issuers. The Bloomberg U.S. Credit Baa Bond Index has over 500 issuers. The Fund is structured so as to approximate the returns of its benchmark, while holding a smaller number of issuers. In order to achieve this objective, the overall duration, the partial durations, as well as the sector allocations of the Fund approximate those of its benchmark. While the top 20 issuers in the Bloomberg U.S. Credit Baa Bond Index are represented in the Fund, for the remaining issuers in the benchmark, only a subset is represented in the Fund, based on market conditions. This will cause some variability in the returns of the Fund relative to those of the benchmark.

PIA MBS Bond Fund
The PIA MBS Bond Fund returned -11.12% for the fiscal year ended November 30, 2022, and the Bloomberg U.S. MBS Fixed Rate Index returned -11.50%. The 30-year fixed mortgage rate, according to the Freddie Mac Primary Mortgage Market Survey, increased by approximately 3.4% to 6.5%. The Fund’s shorter duration position was the primary contributor to the outperformance, as interest rates rose during the period. Lower coupon mortgage pools underperformed higher coupon pools, and the Fund’s underweight to lower coupon pools was a positive. 15-year mortgage-backed securities (“MBS”) outperformed 30-year MBS, and the Fund’s underweight in 15-year MBS was a detractor. Ginnie Mae 30-year MBS outperformed conventional 30-year MBS (Fannie Mae and Freddie Mac), which was a negative, given the Fund’s underweight in Ginnie Mae mortgages.

PIA Funds

Bond Market in Review
The Federal Open Market Committee voted to raise the Federal Funds rate by 375 basis points during the reporting period in order to combat increasing inflation. The yields on 2-year, 5-year, 10-year and 30-year Treasuries increased by 375, 258, 216 and 195 basis points, respectively, from December 1, 2021, to November 30, 2022. Spreads on BBB-rated bonds over Treasuries increased during the period from 123 to 162 basis points. Option-adjusted spreads on fixed rate agency MBS increased from 34 to 52 basis points, as their average life increased from 6.0 to 7.6 years.

We believe that the PIA BBB Bond Fund and the PIA MBS Bond Fund provide our clients with a means of efficiently investing in a broadly diversified portfolio of BBB-rated bonds and agency mortgage-backed bonds, respectively.

Please take a moment to review the Funds’ statements of assets and liabilities and the results of operations for the fiscal ended November 30, 2022. We look forward to reporting to you again with the semi-annual report dated May 31, 2023.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Funds’ investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Investment by the PIA BBB Bond Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets.

The Funds may also use options, futures contracts, and swaps, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency rates. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the Prospectus.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Diversification does not assure a profit or protect against risk in a declining market.

The Bloomberg U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

The Bloomberg U.S. MBS Fixed Rate Index tracks fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is composed of MBS generics that group the larger universe of eligible agency mortgage pass-through pools according to four main characteristics: agency, program, coupon, and vintage.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury Bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

The option-adjusted spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers and/or expense reimbursements in effect. In the absence of such waivers or reimbursements, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2021 through November 30, 2022, regarding the PIA High Yield (MACS) Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund performed in-line with its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning -8.50%, after fees and expenses, for the twelve months ended November 30, 2022, versus -8.96% for the Index.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.20%.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

PIA Funds

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks may increase for emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments. The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs, and the potential duplication of management fees.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings. The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Please refer to the schedule of investments in the report for complete holdings information. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

PIA Funds

PIA BBB BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA BBB Bond Fund vs the Bloomberg U.S. Credit Baa Bond Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA BBB Bond Fund	-16.00%	0.66%	1.92%
Bloomberg U.S. Credit Baa Bond Index	-15.50%	0.97%	2.23%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The Bloomberg U.S. Credit Baa Bond Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA MBS BOND FUND
Comparison of the change in value of a $10,000 investment in the
PIA MBS Bond Fund vs the Bloomberg U.S. MBS Fixed Rate Index

Average Annual Total Return*	1 Year	5 Year	10 Year
PIA MBS Bond Fund	-11.12%	-0.45%	0.71%
Bloomberg U.S. MBS Fixed Rate Index	-11.50%	-0.38%	0.81%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The Bloomberg U.S. MBS Fixed Rate Index tracks fixed-rate mortgage-backed pass-through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC). The index is composed of MBS generics that group the larger universe of eligible agency mortgage pass-through pools according to four main characteristics: agency, program, coupon, and vintage.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds

PIA HIGH YIELD (MACS) FUND
Comparison of the change in value of a $10,000 investment in the
PIA High Yield (MACS) Fund vs the Bloomberg U.S. Corporate High-Yield Index

			Since Inception
Average Annual Total Return*	1 Year	3 Year	(12/26/17)
PIA High Yield (MACS) Fund	-8.50%	2.68%	3.06%
Bloomberg U.S. Corporate High-Yield Index	-8.96%	0.92%	2.51%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on its inception date, December 26, 2017. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings. The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

PIA Funds
Expense Example – November 30, 2022
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The BBB Bond Fund, MBS Bond Fund, and High Yield (MACS) Fund Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/22 – 11/30/22).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

PIA Funds
Expense Example – November 30, 2022 (continued)
(Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/22	11/30/22	6/1/22 – 11/30/22*
PIA BBB Bond Fund
Actual	$1,000.00	$ 959.10	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.32	$0.76

PIA MBS Bond Fund
Actual	$1,000.00	$ 955.70	$1.13
Hypothetical (5% return before expenses)	$1,000.00	$1,023.92	$1.17

PIA High Yield (MACS) Fund
Actual	$1,000.00	$ 973.60	$0.99
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	$1.01

*
Expenses are equal to a Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratio of the PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund was 0.15%, 0.23%, 0.20%, respectively.

PIA Funds
PIA BBB BOND FUND
Allocation of Portfolio Assets – November 30, 2022
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA MBS BOND FUND
Allocation of Portfolio Assets – November 30, 2022
(Unaudited)

Investments by Issuer
As a Percentage of Total Investments

PIA Funds
PIA HIGH YIELD (MACS) FUND
Allocation of Portfolio Assets – November 30, 2022
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022

Principal Amount		Value
CORPORATE BONDS 91.4%

Aerospace & Defense 2.7%
	Boeing Co.
$1,950,000	5.15%, due 5/1/30	$1,899,416
1,400,000	5.705%, due 5/1/40	1,329,880
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30	975,981
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27	939,928
1,000,000	4.35%, due 4/15/47	872,355
		6,017,560
Agricultural Chemicals 0.3%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30	600,099

Agriculture 0.3%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27	562,724

Airlines 1.2%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24	1,898,810
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27	502,641
	United Airlines 2020-1 Class B
	Pass Through Trust
381,000	4.875%, due 7/15/27	360,740
		2,762,191
Autos 0.4%
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27	447,380
	General Motors Co.
400,000	5.20%, due 4/1/45	338,262
		785,642
Banks 6.5%
	Barclays Plc
1,000,000	4.836%, due 5/9/28	915,994
1,000,000	5.746% (1 Year CMT Rate
	+ 3.000%), due 8/9/33 (g)	951,725
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27	1,635,898
540,000	5.30%, due 5/6/44	495,811
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26	937,340
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26	911,916
	Fifth Third Bancorp
500,000	4.055% (SOFR + 1.355%),
	due 4/25/28 (g)	469,151
225,000	8.25%, due 3/1/38	272,958
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26	760,394
	Morgan Stanley
400,000	2.484% (SOFR + 1.360%),
	due 9/16/36 (g)	296,560
	Natwest Group Plc
1,700,000	4.269% (3 Month LIBOR USD
	+ 1.762%), due 3/22/25 (g)	1,654,182
	Regions Financial Corp.
1,000,000	1.80%, due 8/12/28	850,043
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25	665,764
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR + 0.787%),
	due 3/15/25 (g)	1,855,655
	Westpac Banking Corp.
300,000	3.133%, due 11/18/41	194,611
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29	1,646,006
		14,514,008

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Beverages 0.9%
	Constellation Brands, Inc.
$700,000	2.875%, due 5/1/30	$600,799
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30	879,022
500,000	4.50%, due 4/15/52	422,699
		1,902,520
Biotechnology 2.0%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27	908,191
500,000	2.80%, due 8/15/41	355,835
1,006,000	4.663%, due 6/15/51	903,434
	Biogen, Inc.
700,000	2.25%, due 5/1/30	576,399
	Gilead Sciences, Inc.
1,100,000	1.65%, due 10/1/30	881,616
500,000	2.60%, due 10/1/40	356,391
	Royalty Pharma Plc
500,000	2.15%, due 9/2/31	384,465
		4,366,331
Broker 1.0%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37	1,015,172
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37	1,086,466
		2,101,638
Brokerage Asset Managers Exchanges 0.4%
	Brightsphere Investment
	Group, Inc.
1,000,000	4.80%, due 7/27/26	902,650

Building Materials 0.4%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31	200,172
	Masco Corp.
1,000,000	2.00%, due 10/1/30	783,167
		983,339
Cable & Satellite 1.0%
	Charter Communications
	Operating LLC / Charter
	Communications
	Operating Capital
1,000,000	2.80%, due 4/1/31	789,561
1,000,000	2.30%, due 2/1/32	744,385
1,000,000	3.90%, due 6/1/52	658,140
		2,192,086
Casino Hotels 0.4%
	Sands China Ltd.
1,000,000	2.55%, due 3/8/27 (h)	835,830

Cellular Telecom 1.6%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30	1,465,104
600,000	2.25%, due 11/15/31	476,282
1,100,000	3.40%, due 10/15/52	764,415
500,000	5.65%, due 1/15/53	494,262
	Vodafone Group Plc
400,000	4.375%, due 5/30/28	395,474
		3,595,537
Chemicals 0.4%
	Dow Chemical Co.
396,000	7.375%, due 11/1/29	438,940
500,000	6.90%, due 5/15/53	542,769
		981,709
Chemicals-Diversified 0.5%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28	995,714

Coatings/Paint 0.2%
	Sherwin-Williams Co.
600,000	2.20%, due 3/15/32	474,005

Commercial Finance 0.2%
	Air Lease Corp.
450,000	2.875%, due 1/15/26	414,248

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Commercial Services 0.9%
	Global Payments, Inc.
$500,000	1.20%, due 3/1/26	$435,709
	Moody’s Corp.
250,000	2.00%, due 8/19/31	198,354
250,000	3.10%, due 11/29/61	162,327
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30	1,244,054
		2,040,444
Communications Equipment 0.2%
	Harris Corp.
500,000	6.15%, due 12/15/40	522,285

Computers 1.0%
	Dell International LLC /
	EMC Corp.
900,000	6.02%, due 6/15/26	917,332
500,000	6.20%, due 7/15/30	513,935
500,000	3.45%, due 12/15/51 (c)	315,746
	HP, Inc.
500,000	3.40%, due 6/17/30	430,008
		2,177,021
Construction Materials Manufacturing 0.3%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27	591,503

Consumer Finance 0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25	478,649

Consumer Products 0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27	469,379

Diversified Banks 0.4%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26	953,453

Diversified Financial Services 2.3%
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
1,500,000	3.30%, due 1/30/32	1,190,669
	Ally Financial, Inc.
500,000	2.20%, due 11/2/28	397,779
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26	930,284
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27	1,318,137
	GE Capital International
	Funding Co. Unlimited Co.
433,000	4.418%, due 11/15/35	407,610
	Nomura Holdings, Inc.
1,000,000	2.172%, due 7/14/28	822,535
		5,067,014
Diversified Manufacturing Operations 0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29	495,700

E-Commerce & Products 0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31	408,323

Electric 0.2%
	American Electric Power Co, Inc.
500,000	5.95%, due 11/1/32	523,249

Electric – Distribution 0.2%
	Sempra Energy
600,000	4.125% (5 Year CMT Rate
	+ 2.868%), due 4/1/52 (g)	464,614

Electric – Integrated 4.5%
	Constellation Energy
	Generation LLC
2,000,000	3.25%, due 6/1/25	1,919,752
	Dominion Energy, Inc.
500,000	2.25%, due 8/15/31	399,273
	DTE Energy Co.
600,000	1.05%, due 6/1/25	543,552

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Electric – Integrated 4.5% (continued)
	Duke Energy Corp.
$950,000	2.45%, due 6/1/30	$790,385
1,000,000	3.30%, due 6/15/41	739,842
	Eversource Energy
500,000	2.55%, due 3/15/31	414,132
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30	557,599
	NextEra Energy Capital
	Holdings, Inc.
500,000	4.625%, due 7/15/27	495,617
400,000	2.25%, due 6/1/30	331,175
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50	3,229,968
	Southwestern Electric Power Co.
400,000	3.25%, due 11/1/51	267,405
	Xcel Energy, Inc.
500,000	2.35%, due 11/15/31	401,199
		10,089,899
Electric Utilities 0.4%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41	422,092
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43	376,935
		799,027
Electrical Equipment Manufacturing 0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26	704,429

Electronic Components and
Semiconductors 1.4%
	Broadcom, Inc.
431,000	4.15%, due 11/15/30	386,279
1,500,000	3.419%, due 4/15/33 (c)	1,208,714
55,000	3.187%, due 11/15/36 (c)	39,906
583,000	4.926%, due 5/15/37 (c)	508,950
	Micron Technology, Inc.
250,000	2.703%, due 4/15/32	193,117
	NXP BV / NXP Funding LLC /
	NXP USA, Inc.
500,000	4.40%, due 6/1/27	477,377
500,000	2.50%, due 5/11/31	394,424
		3,208,767
Electronic Instrumentation 0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31	174,808

Electronics 0.3%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27	554,468

Enterprise Software & Services 1.9%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26	1,510,000
800,000	2.875%, due 3/25/31	668,309
1,400,000	3.65%, due 3/25/41	1,036,061
1,350,000	3.95%, due 3/25/51	984,493
		4,198,863
Entertainment 0.9%
	Warnermedia Holdings, Inc.
1,000,000	4.279%, due 3/15/32 (c)	847,143
1,500,000	5.141%, due 3/15/52 (c)	1,150,655
		1,997,798
Environmental Control 0.4%
	Republic Services, Inc.
1,000,000	0.875%, due 11/15/25	894,217

Finance Companies 0.4%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24	967,539

Financial Services 0.2%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44	494,891

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Food 0.9%
	ConAgra Brands, Inc.
$1,300,000	7.00%, due 10/1/28	$1,394,566
	General Mills, Inc.
700,000	2.25%, due 10/14/31	569,014
		1,963,580
Food – Confectionery 0.7%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31	1,541,637

Food – Meat products 0.3%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29	579,500

Food – Retail 0.4%
	Kroger Co.
1,000,000	2.20%, due 5/1/30	815,877

Food and Beverage 1.7%
	Anheuser-Busch InBev
	Worldwide, Inc.
500,000	4.00%, due 4/13/28	483,580
1,600,000	4.35%, due 6/1/40	1,441,143
2,100,000	4.50%, due 6/1/50	1,889,744
		3,814,467
Food Wholesale/Distribution 0.3%
	Sysco Corp.
464,000	5.95%, due 4/1/30	484,612
400,000	3.15%, due 12/14/51	272,674
		757,286
General Industrial Machinery 0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30	864,963

Hand & Machine Tools 0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31	258,066

Health and Personal Care Stores 1.5%
	CVS Health Corp.
2,150,000	3.75%, due 4/1/30	1,982,816
500,000	5.125%, due 7/20/45	464,745
1,000,000	5.05%, due 3/25/48	920,594
		3,368,155
Health Care Facilities and Services 0.3%
	Laboratory Corporation of
	America Holdings
640,000	3.25%, due 9/1/24	618,663

Healthcare 0.1%
	DH Europe Finance II
350,000	2.60%, due 11/15/29	308,431

Healthcare – Products 0.7%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30	481,241
	Danaher Corp.
1,000,000	2.60%, due 10/1/50	656,713
	GE Healthcare Holding LLC
500,000	5.857%, due 3/15/30 (c)	517,241
		1,655,195
Healthcare – Services 1.5%
	CommonSpirit Health
600,000	2.782%, due 10/1/30	483,016
	Elevance Health, Inc.
500,000	5.50%, due 10/15/32	514,775
600,000	4.65%, due 8/15/44	538,123
	HCA, Inc.
1,000,000	4.125%, due 6/15/29	912,437
600,000	4.375%, due 3/15/42 (c)	485,518
	Humana, Inc.
500,000	4.875%, due 4/1/30	488,992
		3,422,861

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Healthcare REITs 0.6%
	Sabra Health Care LP
$1,000,000	3.90%, due 10/15/29	$824,516
	Welltower, Inc.
700,000	2.75%, due 1/15/31	566,279
		1,390,795
Insurance 1.2%
	Aon Corp.
600,000	2.80%, due 5/15/30	512,374
	Fairfax Financial Holdings Ltd.
1,000,000	3.375%, due 3/3/31	808,916
	Lincoln National Corp.
120,000	3.80%, due 3/1/28	111,033
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (f)	806,342
	Prudential Financial, Inc.
500,000	5.125% (5 Year CMT Rate
	+ 3.162%), due 3/1/52 (g)	428,438
		2,667,103
Integrated Oils 0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25	847,514

Life & Health Insurance 0.2%
	Corebridge Financial, Inc.
500,000	3.90%, due 4/5/32 (c)	439,783

Life Insurance 0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48	866,433

Media 1.4%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30	841,409
	Fox Corp.
975,000	4.709%, due 1/25/29	935,423
	Time Warner Entertainment
	Company, LP
810,000	8.375%, due 7/15/33	906,751
	Viacom Inc.
610,000	4.375%, due 3/15/43	427,869
		3,111,452
Medical Equipment and Supplies
Manufacturing 0.7%
	Becton Dickinson and Co.
550,000	4.685%, due 12/15/44	498,532
	Smith & Nephew Plc
1,400,000	2.032%, due 10/14/30	1,094,156
		1,592,688
Medical Products 0.5%
	Stryker Corp.
700,000	1.95%, due 6/15/30	574,762
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26	472,977
		1,047,739
Metals 0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40	810,098

Metals and Mining 0.3%
	Newmont Corp.
800,000	4.875%, due 3/15/42	727,617

Nondepository Credit Intermediation 1.3%
	General Motors Financial Co., Inc.
600,000	4.00%, due 1/15/25	583,782
1,300,000	3.60%, due 6/21/30	1,112,014
1,500,000	2.35%, due 1/8/31	1,156,344
		2,852,140
Office Property REITs 0.5%
	Alexandria Real Estate
	Equities, Inc.
650,000	1.875%, due 2/1/33	481,982
	Boston Properties LP
675,000	3.25%, due 1/30/31	563,050
		1,045,032

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Oil and Gas 3.9%
	Cenovus Energy, Inc.
$1,000,000	2.65%, due 1/15/32	$805,558
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31	419,672
	Enterprise Products
	Operating LLC
1,200,000	2.80%, due 1/31/30	1,035,475
850,000	4.85%, due 8/15/42	757,764
500,000	3.30%, due 2/15/53	341,461
	Hess Corp.
800,000	5.60%, due 2/15/41	768,803
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35	1,249,911
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31	469,293
700,000	5.55%, due 6/1/45	650,861
	Pioneer Natural Resources Co.
1,000,000	2.15%, due 1/15/31	806,337
	Valero Energy Corp.
750,000	2.80%, due 12/1/31	619,378
655,000	6.625%, due 6/15/37	698,732
		8,623,245
Oil and Gas Extraction 0.3%
	Canadian Natural
	Resources Ltd.
700,000	4.95%, due 6/1/47	627,314

Oil and Gas Services and Equipment 0.4%
	Halliburton Co.
24,000	3.80%, due 11/15/25	23,473
1,000,000	2.92%, due 3/1/30	862,563
		886,036
Oil Refining & Marketing 0.4%
	Phillips 66
950,000	1.30%, due 2/15/26	852,440

Packaging & Containers 0.6%
	Berry Global, Inc.
1,000,000	1.57%, due 1/15/26	891,038
	WRKCo, Inc.
500,000	3.90%, due 6/1/28	460,071
		1,351,109
Paper 0.4%
	International Paper Co.
700,000	6.00%, due 11/15/41	699,899
	Weyerhaeuser Co.
226,000	7.375%, due 3/15/32	250,895
		950,794
Petroleum and Coal Products Manufacturing 0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51	368,132

Pharmaceuticals 3.2%
	AbbVie, Inc.
700,000	3.20%, due 11/21/29	637,463
2,200,000	4.55%, due 3/15/35	2,086,735
800,000	4.40%, due 11/6/42	711,558
268,000	4.75%, due 3/15/45	248,232
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27	117,366
	Cigna Corp.
500,000	4.50%, due 2/25/26	497,675
1,600,000	2.40%, due 3/15/30	1,351,790
600,000	3.40%, due 3/15/50	431,659
	Viatris, Inc.
600,000	2.70%, due 6/22/30	477,616
	Zoetis, Inc.
600,000	2.00%, due 5/15/30	491,056
		7,051,150
Pipeline Transportation of Crude Oil 0.2%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25	476,702

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Pipeline Transportation of Natural Gas 0.9%
	Williams Companies, Inc.
$1,000,000	2.60%, due 3/15/31	$820,862
	Williams Partners LP
800,000	3.90%, due 1/15/25	781,181
500,000	5.10%, due 9/15/45	444,425
		2,046,468
Pipelines 3.6%
	Boardwalk Pipelines LP
500,000	3.60%, due 9/1/32	417,093
	El Paso Electric Co.
850,000	6.00%, due 5/15/35	849,685
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29	880,036
250,000	3.40%, due 8/1/51	175,476
	Energy Transfer LP
500,000	4.25%, due 4/1/24	490,027
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24	1,014,155
	MPLX LP
1,315,000	4.25%, due 12/1/27	1,249,273
600,000	4.95%, due 3/14/52	497,233
	ONEOK, Inc.
500,000	6.10%, due 11/15/32	504,719
	Plains All American Pipeline LP /
	PAA Finance Corp.
546,000	3.80%, due 9/15/30	477,075
	Targa Resources Corp.
500,000	5.20%, due 7/1/27	493,067
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30	1,025,128
		8,072,967
Property & Casualty Insurance 1.5%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31	1,534,956
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26	1,373,673
	Mercury General Corp.
500,000	4.40%, due 3/15/27	469,186
		3,377,815
Railroad 1.4%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25	669,867
1,000,000	2.45%, due 12/2/31	831,187
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24	692,265
250,000	2.30%, due 5/15/31	207,715
1,000,000	2.90%, due 8/25/51	662,384
		3,063,418
Real Estate 1.6%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28	930,407
	Crown Castle, Inc.
500,000	3.65%, due 9/1/27	466,101
600,000	2.25%, due 1/15/31	484,142
	Essex Portfolio, LP
1,000,000	3.375%, due 4/15/26	941,138
	STORE Capital Corp.
810,000	4.50%, due 3/15/28	737,039
		3,558,827
Refining & Marketing 0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24	487,612

REITS 0.6%
	Prologis LP
1,000,000	1.75%, due 2/1/31	783,230
	Ventas Realty LP
500,000	3.75%, due 5/1/24	487,408
		1,270,638

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
REITS – Diversified 0.3%
	Equinix, Inc.
$500,000	1.55%, due 3/15/28	$415,091
100,000	3.90%, due 4/15/32	88,922
	GLP Capital LP / GLP
	Financing II, Inc.
250,000	3.25%, due 1/15/32	197,615
		701,628
REITS – Health Care 0.5%
	Healthpeak Properties, Inc.
350,000	2.125%, due 12/1/28	294,693
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33	732,854
		1,027,547
REITS – Office Property 0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31	376,844

Residential Building 0.2%
	DR Horton, Inc.
500,000	2.60%, due 10/15/25	466,330

Restaurants 1.1%
	McDonald’s Corp.
1,100,000	3.50%, due 7/1/27	1,050,097
550,000	4.875%, due 12/9/45	514,783
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30	852,888
		2,417,768
Retail 1.1%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24	191,619
	Lowe’s Cos, Inc.
1,000,000	4.50%, due 4/15/30	969,607
500,000	1.70%, due 10/15/30	396,173
500,000	5.625%, due 4/15/53	494,059
	Tractor Supply Co.
500,000	1.75%, due 11/1/30	387,860
		2,439,318
Retail – Auto Parts 0.4%
	AutoZone, Inc.
500,000	4.75%, due 8/1/32	489,005
	Genuine Parts Co.
500,000	1.875%, due 11/1/30	384,065
		873,070
Retail – Drug Store 0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30	866,997

Software 0.8%
	Fidelity National Information
	Services, Inc.
600,000	5.10%, due 7/15/32	585,088
	Fiserv, Inc.
600,000	3.85%, due 6/1/25	582,214
	VMware, Inc.
550,000	4.65%, due 5/15/27	535,512
		1,702,814
Software & Services 0.5%
	Equifax, Inc.
500,000	3.10%, due 5/15/30	421,594
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)	698,367
		1,119,961
Telecommunications 2.3%
	British Telecommunications Plc
855,000	9.625%, due 12/15/30 (d)	1,028,335
	Deutsche Telekom
	International Finance
345,000	8.75%, due 6/15/30 (e)	410,409
	France Telecom SA
575,000	5.375%, due 1/13/42	562,111
	Grupo Televisa SAB
300,000	6.625%, due 3/18/25	306,531
	Juniper Networks, Inc.
2,000,000	2.00%, due 12/10/30	1,509,669

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Telecommunications 2.3% (continued)
	Rogers Communications, Inc.
$989,000	5.00%, due 3/15/44	$858,188
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36	496,593
		5,171,836
Tobacco 1.8%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29	141,894
1,600,000	3.40%, due 5/6/30	1,372,700
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28	837,424
600,000	4.54%, due 8/15/47	433,692
800,000	5.65%, due 3/16/52	666,478
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25	589,149
		4,041,337
Transportation 1.0%
	CSX Corp.
1,390,000	6.22%, due 4/30/40	1,530,024
	FedEx Corp.
1,000,000	3.25%, due 5/15/41	722,591
		2,252,615
Transportation and Logistics 0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28	408,482

Travel & Lodging 0.2%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25	582,559

Trucking & Leasing 0.4%
	GATX Corp.
1,300,000	1.90%, due 6/1/31	971,385

Utilities 0.4%
	Southern Co.
1,000,000	3.25%, due 7/1/26	949,111

Waste and Environment Services and Equipment 0.6%
	Waste Connections, Inc.
500,000	4.20%, due 1/15/33	470,942
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31	790,394
		1,261,336
Water 0.3%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30	563,894

Wireless 0.5%
	American Tower Corp.
500,000	2.75%, due 1/15/27	452,277
1,000,000	1.875%, due 10/15/30	777,207
		1,229,484
Wirelines 4.5%
	AT&T, Inc.
1,400,000	2.30%, due 6/1/27	1,259,068
875,000	2.55%, due 12/1/33	684,167
2,368,000	3.50%, due 9/15/53	1,657,355
1,196,000	3.55%, due 9/15/55	827,276
727,000	3.80%, due 12/1/57	518,960
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27	937,403
550,000	3.15%, due 3/22/30	487,361
500,000	2.55%, due 3/21/31	415,583
1,500,000	4.862%, due 8/21/46	1,364,021
2,000,000	3.55%, due 3/22/51	1,469,507
600,000	2.987%, due 10/30/56	377,836
		9,998,537
Total Corporate Bonds
(cost $239,550,910)		203,118,766

SOVEREIGN BONDS 5.1%
	Republic of Colombia
600,000	3.875%, due 4/25/27	524,599
600,000	3.125%, due 4/15/31	438,555
890,000	7.375%, due 9/18/37	818,133
	Republic of Indonesia
500,000	3.85%, due 10/15/30	469,983

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount/
Shares		Value
SOVEREIGN BONDS 5.1% (continued)
	Republic of Panama
$1,700,000	2.252%, due 9/29/32	$1,283,500
750,000	6.70%, due 1/26/36	793,787
	Republic of Peru
400,000	3.00%, due 1/15/34	323,922
1,050,000	6.55%, due 3/14/37	1,123,460
	Republic of Philippines
1,625,000	5.00%, due 1/13/37	1,585,933
	Republic of Uruguay
800,000	4.375%, due 1/23/31	800,885
	United Mexican States
1,300,000	4.50%, due 4/22/29	1,263,579
2,490,000	4.75%, due 3/8/44	2,097,122
Total Sovereign Bonds
(cost $14,034,524)		11,523,458

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 0.9%
	U.S. Treasury Notes
2,000,000	4.125%, due 10/31/27	2,022,578
Total U.S. Government
Agencies & Instrumentalities
(cost $1,982,897)		2,022,578

SHORT-TERM INVESTMENTS 1.2%

Money Market Fund 0.1%
139,769	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 3.56% (a)	139,769

U.S. Treasury Bill 1.1%
	United States Treasury Bill
$2,500,000	4.370%, due 5/11/23 (i)	2,449,919
Total Short-Term Investments
(cost $2,590,916)		2,589,688
Total Investments
(cost $258,159,247)	98.6%	219,254,490
Other Assets less Liabilities	1.4%	3,082,954
TOTAL NET ASSETS	100.0%	$222,337,444

(a)	Rate shown is the 7-day annualized yield as of November 30, 2022.
(b)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of November 30, 2022, and remains in effect until the bond’s maturity date.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2022, the value of these investments was $5,513,656 or 2.48% of total net assets.

(d)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by Standard & Poor’s or Moody’s Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.

(e)
Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter. Coupon rate increases by 50 basis points if both Standard & Poor’s and Moody’s ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.

(f)
Coupon rate shown is the rate in effect as of November 30, 2022, and remains in effect until December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.

(g)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2022.
(h)
Step-up bond; pays one interest rate for a certain period and can increase thereafter. Coupon rate increases by 25 basis points for each rating downgrade of one notch made by Standard & Poor’s, Moody’s Investor Service, or Fitch Ratings. The maximum coupon increase is 200 basis points.

(i)	Rate shown is the discount rate at November 30, 2022.
Basis point = 1/100th of a percent.
CMT = Constant Maturity Treasury
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2022

Principal Amount		Value
ASSET-BACKED SECURITIES 2.2%
Other Asset-Backed Securities 2.2%
	CF Hippolyta Issuer LLC
$1,371,542	1.69%, due 7/15/60,
	Series 2020-1 Class A (b)	$1,214,665
Total Asset-Backed Securities
(cost $1,371,353)		1,214,665

MORTGAGE-BACKED SECURITIES 91.4%

Commercial Mortgage-Backed Securities 3.4%
	BX Trust
440,000	5.125% (1 Month LIBOR USD
	+ 1.250%), due 11/17/36, Series
	2021-RISE Class B (b) (e)	418,555
	Cold Storage Trust
1,474,486	4.775% (1 Month LIBOR USD
	+ 0.900%), due 11/15/37, Series
	2020-ICE5 Class A (b) (e)	1,434,195
		1,852,750
U.S. Government Securities 88.0%
	FHLMC Pool
276,745	2.50%, due 12/1/31, #G18622	261,414
62,285	5.00%, due 10/1/38, #G04832	64,097
207,508	3.50%, due 5/1/42, #G08491	195,762
171,665	3.00%, due 8/1/43, #G08540	157,278
313,804	4.00%, due 8/1/44, #G08601	306,371
250,786	3.00%, due 3/1/45, #G08631	227,275
391,149	3.00%, due 5/1/45, #G08640	354,114
368,599	3.00%, due 5/1/45, #Q33337	332,856
323,009	3.00%, due 1/1/47, #G08741	290,807
212,560	3.00%, due 1/1/47, #Q45636	190,821
178,719	3.50%, due 4/1/48, #Q55213	166,743
78,257	3.50%, due 9/1/48, #G08835	72,916
71,764	4.00%, due 2/1/49, #ZT1710	68,900
196,967	3.00%, due 4/1/49, #ZN5108	175,401
141,606	3.50%, due 7/1/49, #QA1057	131,151
124,990	3.50%, due 7/1/49, #SD8001	115,761
191,060	3.00%, due 10/1/49, #SD8016	170,081
1,438,043	2.50%, due 12/1/51, #QD2700	1,230,376
1,448,857	2.00%, due 2/1/52, #QD7338	1,191,938
1,900,320	2.00%, due 2/1/52, #SD8193	1,563,479
1,425,984	2.50%, due 2/1/52, #SD8194	1,218,875
830,045	2.50%, due 2/1/52, #QD7063	710,402
1,448,344	2.00%, due 3/1/52, #SD8199	1,190,784
1,936,990	2.00%, due 4/1/52, #SD8204	1,591,541
1,937,579	3.50%, due 5/1/52, #SD8214	1,774,334
1,500,000	4.50%, due 12/1/52, #SD8275	1,457,845
	FNMA Pool
49,737	4.00%, due 5/1/26, #AH8174	49,707
366,313	2.50%, due 10/1/31, #BC9305	341,988
249,794	2.50%, due 11/1/31, #BD9466	235,672
88,116	3.50%, due 5/1/33, #BK5720	85,555
84,386	3.50%, due 5/1/33, #MA3364	81,523
216,339	4.00%, due 12/1/39, #AE0215	210,527
344,715	3.50%, due 7/1/43, #AB9774	324,429
463,778	3.00%, due 8/1/43, #AU3363	424,428
146,206	4.00%, due 9/1/44, #AS3392	142,588
159,697	3.50%, due 4/1/45, #AY3376	149,564
557,750	3.00%, due 6/1/45, #AZ0504	504,166
130,784	3.50%, due 8/1/45, #AS5699	122,431
68,585	3.50%, due 9/1/45, #AS5722	64,197
174,128	3.00%, due 10/1/45, #AZ6877	157,117
468,523	3.50%, due 12/1/45, #BA2275	439,280
278,190	3.50%, due 12/1/45, #MA2471	260,636
162,409	3.50%, due 3/1/46, #MA2549	151,868
393,381	3.00%, due 7/1/46, #MA2670	354,525
237,323	3.00%, due 9/1/46, #AS7904	213,698
174,075	3.00%, due 5/1/47, #AS9562	156,306
164,669	3.50%, due 9/1/47, #MA3120	153,713
280,713	3.50%, due 3/1/48, #MA3305	261,406
368,036	4.50%, due 5/1/48, #BM4135	364,422
152,523	4.00%, due 7/1/48, #MA3415	146,111
126,328	4.00%, due 8/1/48, #BK5416	121,285
121,248	3.00%, due 4/1/49, #BN6240	107,944
147,217	3.00%, due 5/1/49, #MA3670	131,127
The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount/
Shares		Value
U.S. Government Securities 88.0% (continued)
	FNMA Pool (continued)
$1,220,952	3.00%, due 12/1/50, #FM7827	$1,086,754
1,364,174	3.00%, due 8/1/51, #FM8407	1,211,770
1,886,220	2.50%, due 1/1/52, #BU7884	1,613,453
1,916,039	2.00%, due 2/1/52, #MA4547	1,576,445
24,852	2.50%, due 2/1/52, #BV3506	21,265
1,896,960	2.50%, due 2/1/52, #MA4548	1,620,004
2,769,495	2.50%, due 3/1/52, #MA4563	2,367,225
1,944,325	2.00%, due 4/1/52, #MA4577	1,597,604
1,932,085	2.50%, due 4/1/52, #MA4578	1,650,085
1,932,792	3.00%, due 4/1/52, #MA4579	1,708,187
1,492,344	4.00%, due 10/1/52, #MA4783	1,409,679
	FNMA TBA
1,500,000	4.00%, due 12/15/41 (d)	1,415,098
	GNMA Pool
160,596	5.00%, due 9/15/39, #726311	163,775
116,040	4.00%, due 6/15/45, #AM8608	112,661
84,769	4.00%, due 2/15/46, #AR3772	81,431
83,099	4.00%, due 10/15/46, #AQ0545	80,425
73,374	4.00%, due 12/15/46, #AQ0562	71,382
799,026	3.00%, due 5/15/47, #AW1730	718,791
421,555	3.00%, due 8/15/47, #AZ5554	379,049
252,708	3.50%, due 11/15/47, #BD4824	235,001
162,409	3.50%, due 4/20/49, #MA5875	152,183
240,144	3.50%, due 7/20/49, #MA6039	224,900
170,638	3.00%, due 8/20/49, #MA6089	155,181
441,064	3.00%, due 9/20/49, #MA6153	401,106
460,090	3.00%, due 12/20/49, #MA6338	418,408
1,893,362	2.00%, due 1/20/52, #MA7826	1,610,419
1,883,922	2.50%, due 1/20/52, #MA7827	1,653,847
1,438,879	2.50%, due 3/20/52, #MA7936	1,261,753
1,965,788	3.50%, due 6/20/52, #MA8099	1,822,715
		47,788,131
Total Mortgage-Backed Securities
(cost $55,690,343)		49,640,881

SHORT-TERM INVESTMENTS 7.5%

Money Market Fund 1.3%
721,508	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 3.56% (a)	721,508

U.S. Treasury Bill 6.2%
	United States Treasury Bill
$3,400,000	3.774%, due 3/23/23 (c)	3,355,438
Total Short-Term Investments
(cost $4,081,587)		4,076,946
Total Investments
(cost $61,143,283)	101.1%	54,932,492
Liabilities less Other Assets	(1.1)%	(619,158)
TOTAL NET ASSETS	100.0%	$54,313,334

(a)	Rate shown is the 7-day annualized yield as of November 30, 2022.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2022, the value of these investments was $3,067,415 or 5.65% of total net assets.

(c)	Rate shown is the discount rate at November 30, 2022.
(d)	Security purchased on a when-issued basis. As of November 30, 2022 the total cost of investments purchased on a when-issued basis was $1,415,098 or 2.61% of total net assets.
(e)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2022.
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
TBA – To Be Announced

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2022

Shares/
Principal Amount		Value
COMMON STOCKS 0.2%

Building Materials 0.2%
2,996	Northwest Hardwoods (d) (e)	$239,680
Total Common Stocks
(cost $137,017)		239,680

CORPORATE BONDS 91.1%

Advertising Sales 0.6%
	Outfront Media Capital LLC /
	Outfront Media Capital Corp.
$925,000	4.25%, due 1/15/29 (b)	773,300

Aerospace/Defense 2.2%
	F-Brasile SpA / F-Brasile US LLC
1,775,000	7.375%, due 8/15/26 (b)	1,444,618
	Triumph Group, Inc.
1,450,000	7.75%, due 8/15/25	1,245,311
		2,689,929
Appliances 0.9%
	WASH Multifamily
	Acquisition, Inc.
1,185,000	5.75%, due 4/15/26 (b)	1,112,312

Auto Manufacturers 1.1%
	PM General Purchaser LLC
1,575,000	9.50%, due 10/1/28 (b)	1,384,288

Auto Parts & Equipment 1.9%
	Dealer Tire LLC / DT Issuer LLC
1,506,000	8.00%, due 2/1/28 (b)	1,285,212
	Dornoch Debt Merger Sub, Inc.
1,650,000	6.625%, due 10/15/29 (b)	1,100,083
		2,385,295
Building – Heavy Construction 1.2%
	Railworks Holdings LP /
	Railworks Rally, Inc.
1,600,000	8.25%, due 11/15/28 (b)	1,475,199

Building & Construction 1.1%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
1,550,000	6.00%, due 2/1/26 (b)	1,444,158

Building Materials 5.2%
	APi Group DE, Inc.
1,285,000	4.125%, due 7/15/29 (b)	1,070,264
	Eco Material Technologies, Inc.
1,525,000	7.875%, due 1/31/27 (b)	1,453,020
	MIWD Holdco II LLC /
	MIWD Finance Corp.
1,475,000	5.50%, due 2/1/30 (b)	1,211,262
	New Enterprise Stone &
	Lime Co, Inc.
1,400,000	5.25%, due 7/15/28 (b)	1,269,184
	SRM Escrow Issuer LLC
1,650,000	6.00%, due 11/1/28 (b)	1,471,503
		6,475,233
Chemicals 1.0%
	Diamond BC BV
1,650,000	4.625%, due 10/1/29 (b)	1,246,897

Chemicals – Diversified 3.6%
	Iris Holdings, Inc.
1,550,000	8.75% Cash or 9.50% PIK,
	due 2/15/26 (b) (c)	1,325,250
	LSF11 A5 HoldCo LLC
1,400,000	6.625%, due 10/15/29 (b)	1,139,810
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
1,175,000	6.75%, due 5/15/26 (b)	492,131
	SCIH Salt Holdings, Inc.
1,000,000	4.875%, due 5/1/28 (b)	885,300
765,000	6.625%, due 5/1/29 (b)	634,273
		4,476,764

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Chemicals – Plastics 1.1%
	Neon Holdings, Inc.
$1,650,000	10.125%, due 4/1/26 (b)	$1,417,796

Chemicals – Specialty 4.0%
	Herens Holdco Sarl
1,500,000	4.75%, due 5/15/28 (b)	1,202,408
	SCIL IV LLC /
	SCIL USA Holdings LLC
1,450,000	5.375%, due 11/1/26 (b)	1,217,542
	SK Invictus Intermediate II Sarl
1,550,000	5.00%, due 10/30/29 (b)	1,241,806
	Unifrax Escrow Issuer Corp.
1,650,000	5.25%, due 9/30/28 (b)	1,364,550
		5,026,306
Commercial Services 4.3%
	Alta Equipment Group, Inc.
1,550,000	5.625%, due 4/15/26 (b)	1,369,025
	CPI Acquisition, Inc.
1,404,000	8.625%, due 3/15/26 (b)	1,361,001
	NESCO Holdings II, Inc.
1,500,000	5.50%, due 4/15/29 (b)	1,321,448
	StoneMor, Inc.
1,625,000	8.50%, due 5/15/29 (b)	1,326,390
		5,377,864
Consumer Services 0.9%
	Cimpress Plc
1,560,000	7.00%, due 6/15/26 (b)	1,091,220

Containers and Packaging 0.7%
	Pactiv Evergreen Group Issuer
	LLC / Pactiv Evergreen
	Group Issuer, Inc.
950,000	4.375%, due 10/15/28 (b)	830,029

Diversified Financial Services 1.1%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
1,675,000	6.375%, due 2/1/30 (b)	1,367,219

Diversified Manufacturing 0.5%
	FXI Holdings, Inc.
795,000	12.25%, due 11/15/26 (b)	651,900

Engineering & Construction 2.8%
	Arcosa, Inc.
1,600,000	4.375%, due 4/15/29 (b)	1,393,175
	Brand Energy & Infrastructure
	Services, Inc.
1,450,000	8.50%, due 7/15/25 (b)	1,151,858
	Promontoria Holding 264 BV
1,050,000	7.875%, due 3/1/27 (b)	995,159
		3,540,192
Enterprise Software & Services 2.0%
	Helios Software Holdings Inc /
	ION Corporate Solutions
	Finance Sarl
1,625,000	4.625%, due 5/1/28 (b)	1,241,341
	Rocket Software, Inc.
1,600,000	6.50%, due 2/15/29 (b)	1,260,736
		2,502,077
Entertainment 2.5%
	Everi Holdings, Inc.
650,000	5.00%, due 7/15/29 (b)	563,229
	Premier Entertainment Sub
	LLC / Premier Entertainment
	Finance Corp.
1,650,000	5.875%, due 9/1/31 (b)	1,260,287
	Scientific Games Holdings
	LP/Scientific Games
	US FinCo, Inc.
1,500,000	6.625%, due 3/1/30 (b)	1,263,994
		3,087,510
Finance – Commercial 1.3%
	Burford Capital Global
	Finance LLC
700,000	6.25%, due 4/15/28 (b)	643,371
1,050,000	6.875%, due 4/15/30 (b)	956,052
		1,599,423

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Financial Services 1.1%
	Arrow Bidco LLC
$1,391,000	9.50%, due 3/15/24 (b)	$1,388,779

Food and Beverage 0.7%
	H-Food Holdings LLC /
	Hearthside Finance Co, Inc.
1,400,000	8.50%, due 6/1/26 (b)	807,571

Food Service 0.9%
	TKC Holdings, Inc.
1,850,000	10.50%, due 5/15/29 (b)	1,057,673

Forest and Paper
Products Manufacturing 1.2%
	Mativ, Inc.
1,710,000	6.875%, due 10/1/26 (b)	1,499,721

Healthcare – Services 2.3%
	Akumin Escrow, Inc.
1,550,000	7.50%, due 8/1/28 (b)	1,063,858
	Hadrian Merger Sub, Inc.
603,000	8.50%, due 5/1/26 (b)	543,415
	ModivCare Escrow Issuer, Inc.
1,450,000	5.00%, due 10/1/29 (b)	1,203,500
		2,810,773
Household Products/Warehouse 0.9%
	Kronos Acquisition
	Holdings, Inc. / KIK Custom
	Products, Inc.
1,250,000	5.00%, due 12/31/26 (b)	1,141,650

Internet 1.4%
	Getty Images, Inc.
1,743,000	9.75%, due 3/1/27 (b)	1,724,428

Iron/Steel 0.4%
	Carpenter Technology Corp.
500,000	7.625%, due 3/15/30	494,436

Machinery – Diversified 1.2%
	Husky III Holding Ltd.
700,000	13.00% Cash or 13.75% PIK,
	due 2/15/25 (b) (c)	612,500
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
950,000	7.75%, due 4/15/26 (b)	844,769
		1,457,269
Machinery – Farm 0.7%
	OT Merger Corp.
1,475,000	7.875%, due 10/15/29 (b)	864,011

Machinery – Thermal Process 0.9%
	GrafTech Finance, Inc.
1,350,000	4.625%, due 12/15/28 (b)	1,126,973

Machinery Manufacturing 2.3%
	Granite US Holdings Corp.
1,250,000	11.00%, due 10/1/27 (b)	1,312,125
	JPW Industries Holding Corp.
1,580,000	9.00%, due 10/1/24 (b)	1,362,126
	MAI Holdings, Inc.
700,000	9.50%, due 6/1/23 (b) (d)	199,500
		2,873,751
Manufactured Goods 1.5%
	FXI Holdings, Inc.
836,000	7.875%, due 11/1/24 (b)	695,803
	Park-Ohio Industries, Inc.
1,520,000	6.625%, due 4/15/27	1,165,308
		1,861,111
Media 1.2%
	Univision Communications, Inc.
1,375,000	4.50%, due 5/1/29 (b)	1,172,119
350,000	7.375%, due 6/30/30 (b)	346,939
		1,519,058

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Metals and Mining 2.0%
	SunCoke Energy, Inc.
$1,525,000	4.875%, due 6/30/29 (b)	$1,293,675
	TMS International Corp/DE
1,700,000	6.25%, due 4/15/29 (b)	1,226,273
		2,519,948
Office Automation & Equipment 2.1%
	Pitney Bowes, Inc.
1,650,000	6.875%, due 3/15/27 (b)	1,300,365
	Xerox Holdings Corp.
1,650,000	5.50%, due 8/15/28 (b)	1,329,983
		2,630,348
Oil and Gas Services 5.1%
	Archrock Partners LP / Archrock
	Partners Finance Corp.
650,000	6.875%, due 4/1/27 (b)	629,980
	CSI Compressco LP / CSI
	Compressco Finance, Inc.
1,675,000	7.50%, due 4/1/25 (b)	1,540,896
	Enerflex Ltd.
1,400,000	9.00%, due 10/15/27 (b)	1,377,383
	USA Compression Partners LP /
	USA Compression Finance Corp.
985,000	6.875%, due 4/1/26	944,679
250,000	6.875%, due 9/1/27	237,916
	Welltec International ApS
1,600,000	8.25%, due 10/15/26 (b)	1,583,844
		6,314,698
Packaging 1.3%
	Mauser Packaging
	Solutions Holding Co.
1,650,000	5.50%, due 4/15/24 (b)	1,623,311

Paper 2.1%
	Clearwater Paper Corp.
1,550,000	4.75%, due 8/15/28 (b)	1,380,756
	Mercer International, Inc.
1,500,000	5.125%, due 2/1/29	1,271,355
		2,652,111
Pipelines 8.9%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
175,000	8.00%, due 1/15/27	167,215
1,450,000	7.75%, due 2/1/28	1,386,171
	Global Partners LP /
	GLP Finance Corp.
350,000	7.00%, due 8/1/27	332,217
1,175,000	6.875%, due 1/15/29	1,052,372
	ITT Holdings LLC
1,764,000	6.50%, due 8/1/29 (b)	1,511,574
	Martin Midstream Partners LP /
	Martin Midstream Finance Corp.
1,450,000	11.50%, due 2/28/25 (b)	1,446,448
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
1,550,000	7.50%, due 2/1/26 (b)	1,401,407
	Summit Midstream
	Holdings LLC / Summit
	Midstream Finance Corp.
1,475,000	5.75%, due 4/15/25	1,235,224
1,375,000	8.50%, due 10/15/26 (b)	1,316,498
	TransMontaigne Partners LP /
	TLP Finance Corp.
1,336,000	6.125%, due 2/15/26	1,165,183
		11,014,309
Publishing and Broadcasting 1.1%
	Salem Media Group, Inc.
1,385,000	6.75%, due 6/1/24 (b)	1,342,127

Radio 3.0%
	Audacy Capital Corp.
1,400,000	6.75%, due 3/31/29 (b)	318,374
	Beasley Mezzanine Holdings LLC
1,550,000	8.625%, due 2/1/26 (b)	1,028,813
	Spanish Broadcasting System, Inc.
1,710,000	9.75%, due 3/1/26 (b)	1,022,283
	Urban One, Inc.
1,537,000	7.375%, due 2/1/28 (b)	1,300,817
		3,670,287

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Schedule of Investments – November 30, 2022 (continued)

Principal Amount/
Shares		Value
REITs – Storage 0.9%
	Iron Mountain, Inc.
$250,000	5.00%, due 7/15/28 (b)	$227,750
1,000,000	5.25%, due 7/15/30 (b)	901,265
		1,129,015
Rental Auto/Equipment 1.1%
	PROG Holdings, Inc.
1,500,000	6.00%, due 11/15/29 (b)	1,309,493

Retail – Office Supplies 1.3%
	Staples, Inc.
1,035,000	7.50%, due 4/15/26 (b)	921,461
900,000	10.75%, due 4/15/27 (b)	656,501
		1,577,962
Retail – Propane Distribution 1.1%
	Ferrellgas LP / Ferrellgas
	Finance Corp.
1,600,000	5.875%, due 4/1/29 (b)	1,350,030

Tobacco Manufacturing 1.0%
	Vector Group Ltd.
1,375,000	5.75%, due 2/1/29 (b)	1,184,196

Transportation Services 2.2%
	Bristow Group, Inc.
1,500,000	6.875%, due 3/1/28 (b)	1,405,384
	First Student Bidco Inc /
	First Transit Parent, Inc.
1,600,000	4.00%, due 7/31/29 (b)	1,331,088
		2,736,472
Water 1.2%
	Solaris Midstream
	Holdings LLC
1,500,000	7.625%, due 4/1/26 (b)	1,479,240
Total Corporate Bonds
(cost $131,954,580)		113,115,662

MONEY MARKET FUND 6.9%
8,659,003	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 3.56% (a)	8,659,003
Total Money Market Fund
(cost $8,659,003)		8,659,003
Total Investments
(cost $140,750,600)	98.2%	122,014,345
Other Assets less Liabilities	1.8%	2,202,041
TOTAL NET ASSETS	100.0%	$124,216,386

(a)	Rate shown is the 7-day annualized yield as of November 30, 2022.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2022, the value of these investments was $102,418,275 or 82.45% of total net assets.

(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. As of November 30, 2022, the total value of fair valued securities was $439,180 or 0.35% of total net assets.

(e)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Assets and Liabilities – November 30, 2022

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Assets:
Investments in securities, at value
(cost $258,159,247, $61,143,283, and $140,750,600, respectively)	$219,254,490	$54,932,492	$122,014,345
Receivable for fund shares sold	917,306	698,211	23,957
Interest receivable	2,300,103	129,708	2,202,006
Due from investment adviser (Note 4)	—	16,942	—
Prepaid expenses	17,482	1,339	30,305
Total assets	222,489,381	55,778,692	124,270,613

Liabilities:
Payable for securities purchased	—	1,408,711	—
Payable for fund shares redeemed	79,500	1,506	—
Administration fees	16,563	16,199	16,137
Custody fees	3,452	1,524	1,337
Transfer agent fees and expenses	16,563	7,039	4,849
Fund accounting fees	6,166	2,266	3,395
Audit fees	21,850	21,850	21,850
Chief Compliance Officer fee	1,833	1,833	1,833
Trustees’ fees and expenses	114	115	114
Accrued expenses	5,896	4,315	4,712
Total liabilities	151,937	1,465,358	54,227
Net Assets	$222,337,444	$54,313,334	$124,216,386

Net Assets Consist of:
Paid-in capital	$266,541,844	$62,333,430	$146,254,062
Total distributable deficit	(44,204,400)	(8,020,096)	(22,037,676)
Net Assets	$222,337,444	$54,313,334	$124,216,386

Net Asset Value, Offering Price and Redemption Price Per Share	$8.10	$8.32	$8.03

Shares Issued and Outstanding
(Unlimited number of shares authorized, par value $0.01)	27,462,104	6,531,028	15,465,294

The accompanying notes are an integral part of these financial statements.

PIA Funds
Statements of Operations – Year Ended November 30, 2022

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Investment Income:
Interest	$8,321,541	$1,243,911	$10,300,077
Total investment income	8,321,541	1,243,911	10,300,077

Expenses:
Administration fees (Note 4)	102,460	97,724	98,390
Transfer agent fees and expenses (Note 4)	52,251	26,472	31,443
Fund accounting fees (Note 4)	37,816	11,263	20,467
Sub-transfer agent fees (Note 4)	35,944	5,440	53
Registration fees	29,560	25,254	20,229
Audit fees	21,966	21,966	21,966
Custody fees (Note 4)	19,669	9,368	9,893
Trustees’ fees and expenses	13,450	13,260	13,498
Chief Compliance Officer fee (Note 4)	11,060	11,060	11,060
Reports to shareholders	9,952	4,311	4,924
Miscellaneous	9,585	8,319	9,545
Legal fees	6,762	6,762	6,777
Insurance	5,273	2,922	3,613
Interest expense (Note 6)	1,073	—	—
Total expenses	356,821	244,121	251,858
Less: Expense reimbursement from adviser (Note 4)	—	(114,009)	—
Net expenses	356,821	130,112	251,858
Net investment income	7,964,720	1,113,799	10,048,219

Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(3,531,604)	(753,504)	(3,384,629)
Capital gain distributions from regulated investment companies	20	10	33
Net change in unrealized appreciation/(depreciation) on investments	(49,173,955)	(7,140,848)	(17,814,818)
Net loss on investments	(52,705,539)	(7,894,342)	(21,199,414)
Net decrease in net assets resulting from operations	$(44,740,819)	$(6,780,543)	$(11,151,195)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$7,964,720	$8,370,015
Net realized gain/(loss) on investments	(3,531,604)	1,013,377
Capital gain distributions from regulated investment companies	20	—
Net change in unrealized appreciation/(depreciation) on investments	(49,173,955)	(10,860,643)
Net decrease in net assets resulting from operations	(44,740,819)	(1,477,251)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(8,011,175)	(8,386,268)
Total dividends and distributions	(8,011,175)	(8,386,268)

Capital Share Transactions:
Net proceeds from shares sold	29,776,262	62,845,536
Distributions reinvested	7,458,429	7,813,505
Payment for shares redeemed	(58,827,508)	(50,219,174)
Net increase/(decrease) in net assets from capital share transactions	(21,592,817)	20,439,867
Total increase/(decrease) in net assets	(74,344,811)	10,576,348

Net Assets, Beginning of year	296,682,255	286,105,907
Net Assets, End of year	$222,337,444	$296,682,255

Transactions in Shares:
Shares sold	3,484,371	6,250,540
Shares issued on reinvestment of distributions	865,199	779,458
Shares redeemed	(6,651,962)	(5,002,238)
Net increase/(decrease) in shares outstanding	(2,302,392)	2,027,760

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$1,113,799	$458,097
Net realized gain/(loss) on investments	(753,504)	172,635
Capital gain distributions from regulated investment companies	10	—
Net change in unrealized appreciation/(depreciation) on investments	(7,140,848)	(1,147,300)
Net decrease in net assets resulting from operations	(6,780,543)	(516,568)

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(1,175,696)	(652,838)
Total dividends and distributions	(1,175,696)	(652,838)

Capital Share Transactions:
Net proceeds from shares sold	8,603,375	25,444,468
Distributions reinvested	983,921	578,178
Payment for shares redeemed	(7,713,760)	(39,320,666)
Net increase/(decrease) in net assets from capital share transactions	1,873,536	(13,298,020)
Total decrease in net assets	(6,082,703)	(14,467,426)

Net Assets, Beginning of year	60,396,037	74,863,463
Net Assets, End of year	$54,313,334	$60,396,037

Transactions in Shares:
Shares sold	973,365	2,641,148
Shares issued on reinvestment of distributions	113,200	60,030
Shares redeemed	(872,068)	(4,093,655)
Net increase/(decrease) in shares outstanding	214,497	(1,392,477)

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
Increase/(Decrease) in Net Assets From Operations:
Net investment income	$10,048,219	$8,931,589
Net realized gain/(loss) on investments	(3,384,629)	3,321,318
Capital gain distributions from regulated investment companies	33	—
Net change in unrealized appreciation/(depreciation) on investments	(17,814,818)	(2,205,141)
Net increase/(decrease) in net assets resulting from operations	(11,151,195)	10,047,766

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(12,223,197)	(8,951,519)
Total dividends and distributions	(12,223,197)	(8,951,519)

Capital Share Transactions:
Net proceeds from shares sold	4,878,056	2,632,929
Distributions reinvested	12,133,748	8,645,006
Payment for shares redeemed	(1,236,517)	(354,859)
Net increase in net assets from capital share transactions	15,775,287	10,923,076
Total increase/(decrease) in net assets	(7,599,105)	12,019,323

Net Assets, Beginning of year	131,815,491	119,796,168
Net Assets, End of year	$124,216,386	$131,815,491

Transactions in Shares:
Shares sold	581,406	270,389
Shares issued on reinvestment of distributions	1,392,407	879,616
Shares redeemed	(141,315)	(35,903)
Net increase in shares outstanding	1,832,498	1,114,102

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA BBB BOND FUND
Financial Highlights

	Year Ended November 30,
	2022	2021	2020	2019	2018
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.97	$10.32	$9.76	$8.67	$9.35

Income From Investment Operations:
Net investment income	0.29	0.28	0.33	0.37	0.37
Net realized and unrealized gain/(loss) on investments	(1.87)	(0.35)	0.56	1.09	(0.68)
Total from investment operations	(1.58)	(0.07)	0.89	1.46	(0.31)

Less Distributions:
Distributions from net investment income	(0.29)	(0.28)	(0.33)	(0.37)	(0.37)
Total distributions	(0.29)	(0.28)	(0.33)	(0.37)	(0.37)

Net asset value, end of year	$8.10	$9.97	$10.32	$9.76	$8.67

Total Return	-16.00%	-0.61%	9.37%	17.10%	-3.44%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$222,337	$296,682	$286,106	$142,283	$148,575
Ratio of expenses to average net assets:
Net of expense reimbursement	0.15%	0.15%	0.17%	0.19%	0.16%
Before expense reimbursement	0.15%	0.15%	0.17%	0.20%	0.17%
Ratio of net investment income to average net assets:
Net of expense reimbursement	3.26%	2.83%	3.41%	3.97%	3.97%
Before expense reimbursement	3.26%	2.83%	3.41%	3.96%	3.96%
Portfolio turnover rate	10%	20%	36%	20%	15%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA MBS BOND FUND
Financial Highlights

	Year Ended November 30,
	2022	2021	2020	2019	2018
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.56	$9.71	$9.57	$9.17	$9.49

Income From Investment Operations:
Net investment income	0.17	0.08	0.17	0.26	0.24
Net realized and unrealized gain/(loss) on investments	(1.23)	(0.15)	0.19	0.42	(0.31)
Total from investment operations	(1.06)	(0.07)	0.36	0.68	(0.07)

Less Distributions:
Distributions from net investment income	(0.18)	(0.08)	(0.22)	(0.28)	(0.25)
Total distributions	(0.18)	(0.08)	(0.22)	(0.28)	(0.25)

Net asset value, end of year	$8.32	$9.56	$9.71	$9.57	$9.17

Total Return	-11.12%	-0.73%	3.77%	7.53%	-0.72%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$54,313	$60,396	$74,863	$69,730	$60,204
Ratio of expenses to average net assets:
Net of expense reimbursement	0.23%	0.23%	0.23%	0.23%	0.21%
Before expense reimbursement	0.43%	0.31%	0.36%	0.36%	0.34%
Ratio of net investment income to average net assets:
Net of expense reimbursement	1.97%	0.56%	1.74%	2.73%	2.53%
Before expense reimbursement	1.77%	0.48%	1.61%	2.60%	2.40%
Portfolio turnover rate	146%	680%	171%	20%	239%

The accompanying notes are an integral part of these financial statements.

PIA Funds
PIA HIGH YIELD (MACS) FUND
Financial Highlights

	Year Ended November 30,				December 26, 2017*
					through
	2022	2021	2020	2019	November 30, 2018
Per Share Operating Performance
(For a fund share outstanding throughout each period)

Net asset value, beginning of period	$9.67	$9.57	$9.42	$9.44	$10.00

Income From Investment Operations:
Net investment income	0.69	0.68	0.64	0.64	0.56
Net realized and unrealized gain/(loss) on investments	(1.48)	0.10	0.15	0.02	(0.56)
Total from investment operations	(0.79)	0.78	0.79	0.66	0.00

Less Distributions:
Distributions from net investment income	(0.70)	(0.68)	(0.64)	(0.64)	(0.56)
Distributions from net realized gains on investments	(0.15)	—	(0.02)	(0.04)	—
Total distributions	(0.85)	(0.68)	(0.66)	(0.68)	(0.56)
Increase from payment made by affiliate
and administrator due to operational error	—	—	0.02	—	—

Net asset value, end of period	$8.03	$9.67	$9.57	$9.42	$9.44

Total Return	-8.50%	8.31%	9.25%^	7.21%	-0.07	%++

Ratios/Supplemental Data:
Net assets, end of period (in 000’s)	$124,216	$131,815	$119,796	$79,915	$73,794
Ratio of expenses to average net assets:
Net of expense reimbursement	0.20%	0.20%	0.24%	0.25%	0.23	%+
Before expense reimbursement	0.20%	0.20%	0.24%	0.28%	0.30	%+
Ratio of net investment income to average net assets:
Net of expense reimbursement	7.98%	6.91%	7.11%	6.72%	6.23	%+
Before expense reimbursement	7.98%	6.91%	7.11%	6.69%	6.16	%+
Portfolio turnover rate	24%	70%	51%	36%	22	%++

*	Commencement of operations.
+	Annualized for periods less than one year.
++	Not annualized for periods less than one year.
^
Includes increase from payment made by affiliate and administrator due to operational error. On September 18, 2020, the High Yield (MACS) Fund received a reimbursement of $199,712 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged. Had the Fund not received the payment, total return would have been 9.02%.

The accompanying notes are an integral part of these financial statements.

PIA Funds
Notes to Financial Statements – November 30, 2022

Note 1 – Organization
The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA High Yield (MACS) Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Funds offer the Managed Account Completion Shares (MACS) class. Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor’s Ratings Services, the Baa category by Moody’s Investors Services, Inc. or the BBB category by Fitch Ratings, Inc. The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017, prior to which, its only activity was a transfer in-kind of securities and cash. This transfer in-kind was nontaxable, whereby the Fund issued 6,563,978 shares on December 26, 2017. The fair value and cost of securities received by the Fund was $61,624,087 and $60,648,008, respectively. In addition, the Fund received $4,015,697 of cash and interest receivable. For financial reporting purposes, assets received, and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2022, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, the Financial Accounting Standards Board(“FASB”) issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Funds’ investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management has also been working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Funds were required to implement and comply with Rule 18f-4 by August 19, 2022. Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds’ most recently filed statement of additional information allows the Funds to enter into derivative transactions. The Funds are considered limited derivative users under Rule 18f-4. During the year ended November 30, 2022, the MBS Bond Fund held a limited number of TBA securities. The BBB Bond Fund and the High Yield MACS Fund did not enter into derivatives transactions. The Funds are in compliance with Rule 18f-4 as of November 30, 2022.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds are in compliance with Rule 2a-5, which had a compliance date of September 8, 2022. Effective September 8, 2022, the Board of Trustees approved Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the Funds’ valuation designee under Rule 2a-5.

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2022, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Note 3 – Securities Valuation
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

All foreign securities owned by the Funds are U.S. dollar denominated.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.

Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Prior to the effectiveness of Rule 2a-5, the Board of Trustees (“Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust which was comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available, or

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

the closing price did not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board. The Valuation Committee served through September 7, 2022. Effective September 8, 2022, the Board of Trustees approved Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the Funds’ valuation designee under Rule 2a-5.

Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2022, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at November 30, 2022.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of November 30, 2022:

BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$—	$203,118,766	$—	$203,118,766
Sovereign Bonds	—	11,523,458	—	11,523,458
U.S. Government Agencies & Instrumentalities	—	2,022,578	—	2,022,578
Total Fixed Income	—	216,664,802	—	216,664,802
Money Market Fund	139,769	—	—	139,769
U.S. Treasury Bill	—	2,449,919	—	2,449,919
Total Investments	$139,769	$219,114,721	$—	$219,254,490

MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$1,214,665	$—	$1,214,665
Commercial Mortgage-Backed Securities	—	1,852,750	—	1,852,750
Mortgage-Backed Securities –
U.S. Government Agencies	—	47,788,131	—	47,788,131
Total Fixed Income	—	50,855,546	—	50,855,546
Money Market Fund	721,508	—	—	721,508
U.S. Treasury Bill	—	3,355,438	—	3,355,438
Total Investments	$721,508	$54,210,984	$—	$54,932,492

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

High Yield (MACS) Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$239,680	$239,680
Fixed Income
Corporate Bonds	—	112,916,162	199,500	113,115,662
Total Fixed Income	—	112,916,162	199,500	113,115,662
Money Market Fund	8,659,003	—	—	8,659,003
Total Investments	$8,659,003	$112,916,162	$439,180	$122,014,345

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the MBS Bond Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2021	$439,450
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(20,895)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	(418,555)
Balance as of November 30, 2022	$—

The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2021	$173,768	$147,000
Accrued discounts/premiums	—	4,794
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	65,912	47,706
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of November 30, 2022	$239,680	$199,500

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2022, and still classified as Level 3 was $113,618.

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Funds have investment advisory agreements with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser an investment advisory fee. However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.

The Funds are responsible for their own operating expenses. PIA has temporarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Fund	0.19%
MBS Fund	0.23%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the year ended November 30, 2022, the Adviser absorbed Fund expenses in the amount of $0, $114,009, and $0 for the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund, respectively.

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2022, are disclosed in the Statements of Operations.

The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the MBS Bond Fund, and the High Yield (MACS) Fund expensed $35,944, $5,440, and $53, respectively, of sub-transfer agent fees during the year ended November 30, 2022.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$18,409,223	$34,402,825	$5,396,466	$8,166,348
MBS Bond Fund	—	26,327	82,171,445	76,868,799
High Yield (MACS) Fund	35,950,018	27,765,107	—	—

Note 6 – Line of Credit
The BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund have a secured line of credit in the amount of $15,000,000, $8,000,000 and $15,000,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. During the year ended November 30, 2022, the BBB Fund drew on its line of credit. The Fund had an outstanding average daily balance of $20,460, paid a weighted average interest rate of 5.17%, and incurred interest expense of $1,073. The maximum amount outstanding for the BBB Fund during the year ended November 30, 2022, was $897,000. At November 30, 2022, the Fund had no outstanding loan amount. The MBS Fund and the High Yield (MACS) Fund did not draw upon their line of credit.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2022, and November 30, 2021 were as follows:

	BBB Bond Fund		MBS Bond Fund		High Yield (MACS) Fund
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021
Ordinary income	$8,011,175	$8,386,268	$1,175,696	$652,838	$12,223,197	$8,951,519
Long-term
capital gains	—	—	—	—	—	—

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

As of November 30, 2022, the Funds’ most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Cost of investments (a)	$258,175,764	$61,143,283	$140,750,600
Gross unrealized appreciation	845,658	44,744	760,581
Gross unrealized depreciation	(39,766,932)	(6,255,535)	(19,496,836)
Net unrealized appreciation/(depreciation) (a)	(38,921,274)	(6,210,791)	(18,736,255)
Undistributed ordinary income	66,879	31,386	83,175
Undistributed long-term capital gain	—	—	—
Total distributable earnings	66,879	31,386	83,175
Other accumulated gains/(losses)	(5,350,005)	(1,840,691)	(3,384,596)
Total accumulated earnings/(losses)	$(44,204,400)	$(8,020,096)	$(22,037,676)

(a)	The difference between book-basis and tax-basis net unrealized appreciation in the Funds is attributable primarily to wash sales.

At November 30, 2021 the Funds’ most recently completed fiscal year end, the BBB Bond Fund, the MBS Bond Fund and the High Yield (MACS) Fund had tax short-term capital losses and tax long-term capital losses, which may be carried over indefinitely to offset future gains, as follows:

	BBB	MBS	High Yield
	Bond Fund	Bond Fund	(MACS) Fund
Short-term capital losses	$1,737,988	$1,485,808	$300,557
Long-term capital losses	3,612,017	354,883	3,084,039

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

BBB Bond Fund

•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

MBS Bond Fund

•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund

•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

PIA Funds
Notes to Financial Statements – November 30, 2022 (continued)

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of November 30, 2022:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	44.02%
MBS Bond Fund	Morgan Stanley LLC	35.84%
High Yield (MACS) Fund	First Hawaiian Bank	93.83%

Note 10 – Trustees and Officers
At a meeting held December 7-8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years. Ms. Michele Rackey was approved by the Board as an Independent Trustee effective January 1, 2023. Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Mr. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

Note 11 – Other Tax Information (Unaudited)
For the year ended November 30, 2022, the BBB Bond Fund, MBS Bond Fund, and the High Yield (MACS) Fund designated $8,011,175, $1,175,696, and $12,223,197, respectively, as ordinary income for purposes of the dividends paid deduction. For the year ended November 30, 2022, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2022 is designated as qualified dividend income under the Tax Cuts and Jobs Act of 2017.

On December 29, 2022, the BBB Bond Fund and the MBS Bond Fund, and the High Yield (MACS) Fund distributed $0.02603570, $0.02509831, and $0.05870271, per share, respectively, of net investment income.

PIA Funds
Report of Independent Registered Public Accounting Firm

To the Board of Trustees Advisors Series Trust and Shareholders of
PIA BBB Bond Fund
PIA MBS Bond Fund
PIA High Yield (MACS) Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the PIA BBB Bond Fund, PIA MBS Bond Fund, and PIA High Yield (MACS) fund, a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of November 30, 2022, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of November 30, 2022, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds
Constituting	Statement Of	Statements Of
Advisors Series Trust	Operations	Changes In Net Assets	Financial Highlights
PIA BBB Bond Fund and	For the year ended	For each of the two years in the period	For each of the five years in the period ended
PIA MBS Bond Fund	November 30, 2022	ended November 30, 2022	November 30, 2022
PIA High Yield (MACS)	For the year ended	For each of the two years in the period	For each of the four years in the period ended
	November 30, 2022	ended November 30, 2022	November 30, 2022 and for the period December 26,
2017 (commencement of operations) through
November 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

PIA Funds
Report of Independent Registered Public Accounting Firm (continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 27, 2023

PIA Funds
Notice to Shareholders – November 30, 2022
(Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PIA Funds
Statement Regarding Liquidity Risk Management Program
(Unaudited)

Each Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of each Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2021 through June 30, 2022. No significant liquidity events impacting the Fund were noted in the report. The report noted that the PIA BBB Bond Fund made use of its line of credit during the reporting period and that such line was fully repaid in a timely manner. In addition, the committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

PIA Funds
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds. Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 62)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a		Trust (for series
Milwaukee, WI 53202			privately-held investment		not affiliated
			advisory firm) (February 2019		with the Funds).
to present); Managing Director
and Vice President, Jensen
Investment Management, Inc.
(a privately-held investment
advisory firm) (2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 75)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors (May 1991 to		not affiliated
			July 2017).		with the Funds).

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)
Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group, Inc.	6	Trustee,
(age 63)	of the	since	(financial consulting firm)		Advisors Series
615 E. Michigan Street	Board	January 2020.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
	Trustee	Indefinite term;			with the Funds);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with 19
portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Income Solutions
Fund, and
DoubleLine Yield
Opportunities
Fund from 2010
to present;
Independent
Trustee,
DoubleLine ETF
Trust (an open-
end investment
company with
2 portfolios)
from March
2022 to present.

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 53)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice	Indefinite term;	Vice President, Compliance and Administration, U.S. Bank Global
(age 61)	President,	since	Fund Services (October 1998 to present).
615 E. Michigan Street	Treasurer and	December 2007.
Milwaukee, WI 53202	Principal
Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration, U.S. Bank Global
(age 51)	Treasurer	since	Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 40)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 65)	President,	since	Senior Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Chief	September 2009.
Milwaukee, WI 53202	Compliance
Officer and
AML Officer

PIA Funds
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years
Elaine E. Richards	Vice	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 54)	President	since	(July 2007 to present).
2020 East Financial Way,	and	September 2019.
Suite 100	Secretary
Glendora, CA 91741

Ryan Charles	Assistant	Indefinite term;	Assistant Vice President, U.S. Bank Global Fund Services
(age 44)	Secretary	since	(May 2021 to present); Chief Legal Officer and Secretary Davis
2020 East Financial Way,		January 2022.	Selected Advisers, L.P. (2004 to 2021).
Suite 100
Glendora, CA 91741

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2022, the Trust was comprised of 35 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds and the PIA High Yield Fund, PIA Short Duration Fund, and the PIA Short-Term Securities Fund. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

(This Page Intentionally Left Blank.)

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA  90245

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA Short-Term
Securities Fund

Annual Report

November 30, 2022

PIA Short-Term Securities Fund

Dear Shareholder:

We are pleased to provide you with this annual report for the fiscal year from December 1, 2021 through November 30, 2022, regarding the PIA Short-Term Securities Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

For the fiscal year ended November 30, 2022, the total return for the Fund, including the reinvestment of dividends and capital gains, was -1.49%. The Fund’s return outperformed the Fund’s benchmark index, the ICE BofA 1-Year U.S. Treasury Note Index, which returned -1.51%(1) for the same period.

The Fund’s investment objective is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.

During the fiscal year ended November 30, 2022, the Fund benefited from a shorter duration position relative to the Fund’s benchmark, as short-term interest rates increased substantially. The Fund also benefited from a reduced weighting in fixed rate corporate debt securities, which underperformed equivalent maturity Treasury securities during the period and an increased weighting in floating rate corporate debt securities, as the multiple increases in the Federal Funds Rate implemented by the Federal Reserve in 2022 resulted in floating rate securities outperforming equivalent maturity fixed rate securities.

As stated in the most recently filed prospectus, the Fund’s gross expense ratio is 0.43% and the Fund’s net expense ratio is 0.39%. PIA has contractually agreed to waive all or a portion of its management fees and pay Fund expenses to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (excluding acquired fund fees and expenses) do not exceed 0.39% of the Fund’s average daily net assets through at least March 29, 2023. The net expense is what the investor has paid.

Bond Market in Review

The Federal Open Market Committee voted to raise the Federal Funds rate by 375 basis points during the reporting period in order to combat increasing inflation. The yields on 1-year, 2-year, 5-year, 10-year and 30-year Treasuries increased by 447, 375, 258, 216 and 195 basis points, respectively, from December 1, 2021 to November 30, 2022. Spreads on investment grade corporate bonds over Treasuries increased during the period from 99 to 133 basis points. Option-adjusted spreads on fixed rate agency mortgage-backed securities increased from 34 to 52 basis points.

Please take a moment to review the Fund’s statement of assets and liabilities and the results of operations for the fiscal ended November 30, 2022. We look forward to reporting to you again with the semi-annual report dated May 31, 2023.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA Short-Term Securities Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.  The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments.  The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

Diversification does not assure a profit or protect against risk in a declining market.

The ICE BofA 1-Year U.S. Treasury Note Index (the “Index”) is an unmanaged index presented for comparative purposes only.  The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  You cannot invest directly in an index.

(1)
In previous years, the Fund utilized the same benchmark “without transactions costs”. Going forward, the Fund will compare its returns to the index “with transactions costs”. Index returns include transactions costs, which may be higher or lower than the actual transaction costs incurred by the Fund.

Gross domestic product is the amount of goods and services produced in a year, in a country.

Consumer Price Index measures the weighted average of prices of a basket of consumer goods and services, such as transportation, food and medical care.

Duration is the measure of the sensitivity of the price of a fixed income security to a change in interest rates, expressed in number of years.

Basis point equals 1/100th of 1%.

Spread is the difference in yield between a corporate bond and a similar maturity U.S. Treasury bond. It is the compensation investors receive for accepting credit risk of a corporate bond.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating. The portfolio has 0% in non-rated securities.

The option-adjusted spread is the spread earned over Treasuries, measured over multiple possible future interest rate scenarios, after accounting for the value of the embedded option in the security, which in the case of MBS, gives mortgage holders the option to either refinance or repay early.

Please refer to the schedule of investments in the report for complete holdings information.  Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.  Investment performance reflects fee waivers in effect.  In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA Short-Term Securities Fund

Comparison of the change in value of a $10,000 investment in the
PIA Short-Term Securities Fund vs the ICE BofA 1-Year U.S. Treasury Note Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA Short-Term Securities Fund	-1.49%	0.96%	0.80%
ICE BofA 1-Year U.S. Treasury Note Index(1)	-1.51%	1.02%	0.70%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago. Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers,  returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The ICE BofA 1-Year U.S. Treasury Note Index is an unmanaged index consisting of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.
(1)
In previous years, the Fund utilized the same benchmark “without transactions costs”. Going forward, the Fund will compare its returns to the index “with transactions costs”. Index returns include transactions costs, which may be higher or lower than the actual transaction costs incurred by the Fund.

3

PIA Short-Term Securities Fund
Expense Example – November 30, 2022
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the PIA Short-Term Securities Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/22 – 11/30/22).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/22	Value 11/30/22	Period 6/1/22 – 11/30/22*
Actual	$1,000.00	$1,001.20	$1.96
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.98

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.  The annualized expense ratio of the Fund is 0.39%.

4

PIA Short-Term Securities Fund
Allocation of Portfolio Assets – November 30, 2022
(Unaudited)

Investments by Type
As a Percentage of Total Investments

5

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2022

Principal Amount		Value
ASSET-BACKED SECURITIES 5.6%

Other Asset-Backed Securities
	American Credit Acceptance
	Receivables Trust
	2021-2 Class C
$4,049,000	0.97%, due 7/13/27 (a)	$3,957,823
	FCI Funding
	2021-1 LLC Class A
362,942	1.13%, due 4/15/33 (a)	354,040
	PenFed Auto Receivables
	Owner Trust 2022-A Class A
1,000,000	3.96%, due 4/15/26 (a)	981,788
	Santander Drive Auto
	Receivables Trust
	2022-5 Class A
2,000,000	3.98%, due 1/15/25	1,985,543
Total Asset-Backed Securities
(cost $7,342,703)		7,279,194

CORPORATE BONDS 65.8%

Aerospace & Defense 1.5%
	Teledyne Technologies, Inc.
2,000,000	0.65%, due 4/1/23	1,966,710

Agricultural Chemicals 1.1%
	Nutrien Ltd.
500,000	1.90%, due 5/13/23	492,314
1,000,000	5.90%, due 11/7/24	1,011,929
		1,504,243
Banks 6.1%
	Canadian Imperial
	Bank of Commerce
1,000,000	3.685% (SOFR + 0.400%),
	due 12/14/23 (c)	993,310
	Citizens Bank NA/Providence RI
2,000,000	6.064% (SOFR + 1.450%),
	due 10/24/25 (c)	2,022,148
	Huntington National Bank
1,000,000	5.699% (SOFR + 1.215%),
	due 11/18/25 (c)	1,001,186
	JPMorgan Chase & Co.
500,000	0.697% (SOFR + 0.580%),
	due 3/16/24 (c)	492,722
	Morgan Stanley
1,000,000	4.358% (SOFR + 0.625%),
	due 1/24/25 (c)	984,304
	Royal Bank of Canada
2,000,000	0.50%, due 10/26/23	1,923,589
	Toronto-Dominion Bank
500,000	0.75%, due 6/12/23	489,339
		7,906,598
Biotechnology 1.7%
	Gilead Sciences, Inc.
2,248,000	0.75%, due 9/29/23	2,169,847

Broker 0.7%
	Goldman Sachs Group, Inc.
1,000,000	4.399% (SOFR + 0.700%),
	due 1/24/25 (c)	982,263

Building Materials 0.4%
	Martin Marietta Materials, Inc.
500,000	0.65%, due 7/15/23	485,892

Chemicals – Specialty 0.7%
	Ecolab, Inc.
1,000,000	0.90%, due 12/15/23	960,366

Coatings/Paint 0.7%
	Sherwin-Williams Co.
1,000,000	4.05%, due 8/8/24	983,905

Commercial Services 0.7%
	Quanta Services, Inc.
1,000,000	0.95%, due 10/1/24	915,751

The accompanying notes are an integral part of these financial statements.

6

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Depository Credit Intermediation 1.1%
	Bank of Montreal
$1,515,000	3.534% (SOFR + 0.350%),
	due 12/8/23 (c)	$1,506,311

Diversified Financial Services 5.3%
	American Express Co.
2,000,000	0.75%, due 11/3/23	1,926,023
	Blackstone Secured
	Lending Fund
2,000,000	3.65%, due 7/14/23	1,977,090
	Capital One Financial Corp.
1,000,000	3.874% (SOFR + 0.690%),
	due 12/6/24 (c)	978,034
	Charles Schwab Corp.
2,000,000	3.836% (SOFR + 0.500%),
	due 3/18/24 (c)	1,986,788
		6,867,935
Electric – Integrated 7.9%
	American Electric
	Power Co., Inc.
2,000,000	4.92% (3 Month LIBOR USD
	+ 0.480%), due 11/1/23 (c)	1,988,129
	CenterPoint Energy
	Resources Corp.
500,000	0.70%, due 3/2/23	494,332
	DTE Energy Co.
500,000	4.22%, due 11/1/24	492,206
	Georgia Power Co.
1,000,000	2.10%, due 7/30/23	979,572
	NextEra Energy Capital
	Holdings, Inc.
500,000	4.20% (SOFR + 0.400%),
	due 11/3/23 (c)	495,797
	Public Service
	Enterprise Group, Inc.
2,000,000	0.841%, due 11/8/23	1,918,253
	Southern California Edison Co.
2,000,000	0.70%, due 8/1/23	1,937,987
1,000,000	4.348% (SOFR + 0.830%),
	due 4/1/24 (c)	993,089
	Tampa Electric Co.
500,000	3.875%, due 7/12/24	488,431
	Xcel Energy, Inc.
500,000	0.50%, due 10/15/23	479,730
		10,267,526
Electronic Components
and Semiconductors 0.4%
	Skyworks Solutions, Inc.
500,000	0.90%, due 6/1/23	488,589

Entertainment 1.1%
	Warnermedia Holdings, Inc.
1,500,000	3.528%, due 3/15/24 (a)	1,452,103

Financial Services 2.9%
	Ares Capital Corp.
3,847,000	3.50%, due 2/10/23	3,831,998

Food 0.6%
	Conagra Brands, Inc.
500,000	0.50%, due 8/11/23	483,981
	General Mills, Inc.
250,000	5.241%, due 11/18/25	250,271
		734,252
Food – Meat products 1.4%
	Hormel Foods Corp.
2,000,000	0.65%, due 6/3/24	1,880,848

Gas – Distribution 3.0%
	CenterPoint Energy, Inc.
1,000,000	4.467% (SOFR + 0.650%),
	due 5/13/24 (c)	985,857

The accompanying notes are an integral part of these financial statements.

7

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Gas – Distribution 3.0% (continued)
	Southern California Gas Co.
$3,000,000	3.620% (3 Month
	LIBOR USD + 0.350%),
	due 9/14/23 (c)	$2,992,904
		3,978,761
Healthcare – Products 1.9%
	GE Healthcare Holding LLC
1,000,000	5.55%, due 11/15/24 (a)	1,003,269
	PerkinElmer, Inc.
1,000,000	0.55%, due 9/15/23	963,134
	Thermo Fisher Scientific, Inc.
500,000	4.177% (SOFR + 0.530%),
	due 10/18/24 (c)	495,556
		2,461,959
Healthcare – Services 0.7%
	Humana, Inc.
1,000,000	0.65%, due 8/3/23	970,543

Household Products/Wares 0.4%
	Avery Dennison Corp.
500,000	0.85%, due 8/15/24	466,635

Investment Companies 3.7%
	Golub Capital BDC, Inc.
5,000,000	3.375%, due 4/15/24	4,792,425

Leisure Time 0.7%
	Brunswick Corp.
1,000,000	0.85%, due 8/18/24	918,225

Life/Health Insurance 1.9%
	Athene Global Funding
2,000,000	4.518% (SOFR + 0.700%),
	due 5/24/24 (a) (c)	1,961,942
	Security Benefit
	Global Funding
500,000	1.25%, due 5/17/24 (a)	466,542
		2,428,484
Medical Products 0.4%
	Baxter International, Inc.
500,000	4.427% (SOFRINDX
	+ 0.440%), due 11/29/24 (c)	488,182

Miscellaneous Manufacturing 0.7%
	Carlisle Cos, Inc.
1,000,000	0.55%, due 9/1/23	964,581

Mutual Insurance 0.4%
	MassMutual Global Funding II
500,000	4.15%, due 8/26/25 (a)	490,699

Nondepository Credit Intermediation 1.5%
	Caterpillar Financial
	Services Corp.
2,000,000	0.45%, due 9/14/23	1,936,044

Oil and Gas 2.5%
	Chevron USA, Inc.
1,500,000	3.90%, due 11/15/24	1,480,562
	ConocoPhillips Co.
1,000,000	2.125%, due 3/8/24	967,567
	EQT Corp.
250,000	5.678%, due 10/1/25	249,615
	Pioneer Natural Resources Co.
500,000	0.55%, due 5/15/23	490,647
		3,188,391
Packaging & Containers 2.9%
	Berry Global, Inc.
1,000,000	0.95%, due 2/15/24	949,562
	Graphic Packaging
	International LLC
1,000,000	0.821%, due 4/15/24 (a)	933,078
	Sonoco Products Co.
2,000,000	1.80%, due 2/1/25	1,856,973
		3,739,613
Pharmaceuticals 0.4%
	GlaxoSmithKline Capital Plc
500,000	0.534%, due 10/1/23	481,634

The accompanying notes are an integral part of these financial statements.

8

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Pipelines 1.6%
	Enbridge, Inc.
$450,000	4.218% (SOFR + 0.400%),
	due 2/17/23 (c)	$449,603
1,000,000	4.448% (SOFRINDX
	+ 0.630%), due 2/16/24 (c)	990,406
	Gray Oak Pipeline LLC
700,000	2.00%, due 9/15/23 (a)	680,424
		2,120,433
REITs – Storage 0.8%
	Public Storage
1,000,000	4.167% (SOFR + 0.470%),
	due 4/23/24 (c)	994,023

Rental Auto/Equipment 0.7%
	Triton Container
	International Ltd.
500,000	0.80%, due 8/1/23 (a)	481,758
500,000	1.15%, due 6/7/24 (a)	461,712
		943,470
Retail 1.4%
	7-Eleven, Inc.
2,000,000	0.80%, due 2/10/24 (a)	1,897,344

Retail – Drug Store 1.5%
	Walgreens Boots Alliance, Inc.
2,000,000	0.95%, due 11/17/23	1,922,508

Semiconductors 0.4%
	Analog Devices, Inc.
500,000	3.768% (SOFR + 0.250%),
	due 10/1/24 (c)	493,301

Tobacco 0.7%
	Philip Morris International, Inc.
1,000,000	1.125%, due 5/1/23	984,628

Utilities 2.2%
	Consolidated Edison, Inc.
950,000	0.65%, due 12/1/23	910,351
	Southern Co.
2,000,000	4.187% (SOFR + 0.370%),
	due 5/10/23 (c)	1,993,727
		2,904,078
Wirelines 1.1%
	AT&T, Inc.
1,000,000	0.90%, due 3/25/24	949,146
	Verizon Communications, Inc.
500,000	3.921% (SOFR + 0.500%),
	due 3/22/24 (c)	496,814
		1,445,960
Total Corporate Bonds
(cost $88,262,391)		85,917,058

MORTGAGE-BACKED SECURITIES 8.1%

Commercial Mortgage-Backed Securities 7.0%
	BX Trust 2021-RISE
3,000,000	4.623% (1 Month
	LIBOR USD + 0.748%),
	due 11/17/36, Series 2021-RISE
	Class A (a) (c)	2,859,998
	Cold Storage Trust 2020-ICE5
6,389,438	4.775% (1 Month
	LIBOR USD + 0.900%),
	due 11/15/37, Series 2020-ICE5
	Class A (a) (c)	6,214,843
		9,074,841

The accompanying notes are an integral part of these financial statements.

9

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
U.S. Government Agencies 1.1%
	FHLMC ARM Pool (c)
$35	3.275% (1 Year
	CMT Rate + 2.275%),
	due 6/1/23, #845755	$35
22,420	3.683% (1 Year
	CMT Rate + 2.276%),
	due 1/1/25, #785726	22,086
66,923	4.375% (1 Year
	CMT Rate + 2.250%),
	due 10/1/34, #782784	68,117
17,234	3.19% (12 Month
	LIBOR USD + 1.857%),
	due 4/1/36, #847671	17,400
	FHLMC Pool
31,142	5.00%, due 10/1/38, #G04832	32,049
	FNMA ARM Pool (c)
5,041	3.29% (6 Month
	LIBOR USD + 2.165%),
	due 7/1/25, #555206	4,956
25,684	3.395% (1 Year
	CMT Rate + 2.092%),
	due 4/1/30, #562912	24,846
45,601	3.765% (12 Month
	LIBOR USD + 1.515%),
	due 10/1/33, #743454	44,743
196,784	2.00% (12 Month
	LIBOR USD + 1.750%),
	due 11/1/33, #755253	192,541
246,242	3.857% (1 Year
	CMT Rate + 2.295%),
	due 5/1/34, #AC5719	243,795
40,356	3.753% (12 Month
	LIBOR USD + 1.503%),
	due 7/1/34, #779693	39,674
33,116	3.632% (12 Month
	LIBOR USD + 1.382%),
	due 10/1/34, #795136	33,129
154,893	2.023% (12 Month
	LIBOR USD + 1.602%),
	due 1/1/36, #849264	151,787
21,038	2.135% (12 Month
	LIBOR USD + 1.885%),
	due 3/1/37, #907868	20,569
203,920	2.265% (12 Month
	LIBOR USD + 2.015%),
	due 11/1/37, #953653	200,273
	FNMA Pool
74,905	5.00%, due 6/1/40, #AD5479	76,495
9,951	4.00%, due 11/1/41, #AJ3797	9,694
	Freddie Mac Pool
299,501	3.50%, due 8/1/49, #SD8005	277,295
		1,459,484
Total Mortgage-Backed Securities
(cost $10,870,238)		10,534,325

U.S. GOVERNMENT AGENCIES &
INSTRUMENTALITIES 12.7%
	U.S. Treasury Notes
500,000	1.625%, due 12/15/22	499,640
2,500,000	1.75%, due 5/15/23	2,467,926
8,000,000	0.125%, due 7/15/23	7,775,549
6,000,000	0.125%, due 8/15/23	5,807,544
Total U.S. Government Agencies
& Instrumentalities
(cost $16,726,944)		16,550,659

The accompanying notes are an integral part of these financial statements.

10

PIA Short-Term Securities Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount\
Shares		Value
SHORT-TERM INVESTMENTS 7.7%

Money Market Fund 0.2%
275,198	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 3.56% (b)	$275,198

U.S. Treasury Bills 7.5%
	U.S. Treasury Bills (d)
$1,400,000	3.789%, due 3/30/23	1,380,641
6,600,000	4.155%, due 4/13/23	6,495,639
2,000,000	3.150%, due 8/10/23	1,938,552
		9,814,832
Total Short-Term Investments
(cost $10,112,256)		10,090,030
Total Investments
(cost $133,314,532)	99.9%	130,371,266
Other Assets less Liabilities	0.1%	121,771
TOTAL NET ASSETS	100.0%	$130,493,037

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2022, the value of these investments was $24,197,363 or 18.54% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2022.
(c)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of November 30, 2022.
(d)	Rate shown is the discount rate at November 30, 2022
ARM – Adjustable Rate Mortgage
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
LIBOR – London Interbank Offered Rate
SOFR – Secured Overnight Financing Rate
SOFRINDX – Secured Overnight Financing Rate Index

The accompanying notes are an integral part of these financial statements.

11

PIA Short-Term Securities Fund
Statement of Assets and Liabilities – November 30, 2022

Assets:
Investments in securities, at value (cost $133,314,532)	$130,371,266
Receivable for securities sold	2,857
Receivable for fund shares sold	4,684
Interest receivable	387,702
Prepaid expenses	18,665
Total assets	130,785,174

Liabilities:
Payable for fund shares redeemed	205,959
Investment advisory fees	21,685
Administration fees	15,736
Custody fees	2,153
Transfer agent fees and expenses	14,187
Fund accounting fees	2,262
Audit fees	21,850
Legal fees	125
Chief Compliance Officer fee	1,833
Trustees’ fees and expenses	114
Accrued expenses	6,233
Total liabilities	292,137
Net Assets	$130,493,037

Net Assets Consist of:
Paid-in capital	$133,910,334
Total distributable deficit	(3,417,297)
Net Assets	$130,493,037

Net Asset Value, Offering Price and Redemption Price Per Share	$9.78

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	13,344,072

The accompanying notes are an integral part of these financial statements.

12

PIA Short-Term Securities Fund
Statement of Operations – Year Ended November 30, 2022

Investment Income:
Interest	$2,171,309
Total investment income	2,171,309

Expenses:
Investment advisory fees (Note 4)	272,930
Administration fees (Note 4)	97,595
Transfer agent fees and expenses (Note 4)	50,465
Sub-transfer agent fees (Note 4)	33,135
Registration fees	23,819
Audit fees	21,966
Fund accounting fees (Note 4)	14,302
Trustees’ fees and expenses	13,063
Custody fees (Note 4)	12,631
Chief Compliance Officer fee (Note 4)	11,060
Reports to shareholders	9,340
Miscellaneous	9,132
Legal fees	6,711
Insurance	3,864
Total expenses	580,013
Less: Fee waiver by adviser (Note 4)	(47,800)
Net expenses	532,213
Net investment income	1,639,096

Realized and Unrealized Gain/(Loss) on Investments:
Net realized loss on investments	(262,258)
Capital gain distributions from regulated investment companies	14
Net change in unrealized appreciation/(depreciation) on investments	(3,491,048)
Net loss on investments	(3,753,292)
Net decrease in net assets resulting from operations	$(2,114,196)

The accompanying notes are an integral part of these financial statements.

13

PIA Short-Term Securities Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
Increase/(decrease) in Net Assets From Operations:
Net investment income	$1,639,096	$1,088,531
Net realized gain/(loss) on investments	(262,258)	404,423
Capital gain distributions from regulated investment companies	14	—
Net change in unrealized appreciation/(depreciation) on investments	(3,491,048)	(1,191,099)
Net increase/(decrease) in net assets resulting from operations	(2,114,196)	301,855

Dividends and Distributions to Shareholders:
Net dividends and distributions to shareholders	(1,646,721)	(1,333,355)
Total dividends and distributions	(1,646,721)	(1,333,355)

Capital Share Transactions:
Proceeds from shares sold	9,327,270	23,044,810
Distributions reinvested	1,557,732	1,261,890
Payment for shares redeemed	(18,578,226)	(81,656,669)
Net decrease in net assets from capital share transactions	(7,693,224)	(57,349,969)
Total decrease in net assets	(11,454,141)	(58,381,469)

Net Assets, Beginning of year	141,947,178	200,328,647
Net Assets, End of year	$130,493,037	$141,947,178

Transactions in Shares:
Shares sold	944,065	2,278,464
Shares issued on reinvestment of distributions	158,452	124,899
Shares redeemed	(1,884,309)	(8,076,003)
Net decrease in shares outstanding	(781,792)	(5,672,640)

The accompanying notes are an integral part of these financial statements.

14

PIA Short-Term Securities Fund
Financial Highlights

	Year Ended November 30,
	2022	2021	2020	2019	2018
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$10.05	$10.12	$10.07	$9.97	$10.00

Income From Investment Operations:
Net investment income	0.12	0.06	0.13	0.20	0.15
Net realized and unrealized gain/(loss) on investments	(0.27)	(0.05)	0.06	0.10	(0.03)
Total from investment operations	(0.15)	0.01	0.19	0.30	0.12

Less Distributions:
Distributions from net investment income	(0.12)	(0.08)	(0.14)	(0.20)	(0.15)
Total distributions	(0.12)	(0.08)	(0.14)	(0.20)	(0.15)

Net asset value, end of year	$9.78	$10.05	$10.12	$10.07	$9.97

Total Return	-1.49%	0.11%	1.95%	3.04%	1.23%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$130,493	$141,947	$200,329	$163,481	$165,329
Ratio of expenses to average net assets:
Net of fee waivers	0.39%	0.39%	0.39%	0.39%	0.39%
Before fee waivers	0.43%	0.43%	0.42%	0.45%	0.42%
Ratio of net investment income to average net assets:
Net of fee waivers	1.20%	0.66%	1.23%	2.00%	1.53%
Before fee waivers	1.16%	0.62%	1.20%	1.94%	1.50%
Portfolio turnover rate	25%	44%	58%	48%	28%

The accompanying notes are an integral part of these financial statements.

15

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022

Note 1 – Organization
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities.  The Fund commenced operations on April 22, 1994.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date.  During this period, such securities are subject to market fluctuations.  The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price.  The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested.  In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date.  As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment.  Dollar rolls are considered a form of leverage.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

16

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees.  Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date.  The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually.  All short-term capital gains are included in ordinary income for tax purposes.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2022, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period.  Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management has also been working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

17

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Funds were required to implement and comply with Rule 18f-4 by August 19, 2022. Rule 18f-4  imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Fund’s most recently filed statement of additional information allows the Fund to enter into derivative transactions. The Fund is considered a limited derivative user under Rule 18f-4. During the year ended November 30, 2022, the Fund did not enter into derivatives transactions. The Fund is in compliance with Rule 18f-4 as of November 30, 2022.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Fund is in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2022, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

18

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in Level 2 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

19

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Prior to the effectiveness of Rule 2a-5, on September 8, 2022, the Board of Trustees (“Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust which was comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available, or the closing price did not represent fair value by following procedures approved by the Board.  These procedures considered many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board.  The Valuation Committee served through September 7, 2022. Effective September 8, 2022, the Board of Trustees approved Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the Fund’s valuation designee under Rule 2a-5.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2022, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2022.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$—	$7,279,194	$—	$7,279,194
Corporate Bonds	—	85,917,058	—	85,917,058
Mortgage-Backed Securities	—	10,534,325	—	10,534,325
U.S. Government Agencies
and Instrumentalities	—	16,550,659	—	16,550,659
Total Fixed Income	—	120,281,236	—	120,281,236
Short-Term Investments	275,198	9,814,832	—	10,090,030
Total Investments	$275,198	$130,096,068	$—	$130,371,266

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

20

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Mortgage-Backed Securities
Balance as of November 30, 2021	$2,982,188
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(122,190)
Purchases	—
Sales	—
Transfers in and/or out of Level 3	(2,859,998)
Balance as of November 30, 2022	$—

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and other Transactions with Affiliates
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund.  For the year ended November 30, 2022, the Fund incurred $272,930 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s

21

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

payment of current ordinary operating expenses. For the year ended November 30, 2022, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $48,575; $775 was reimbursed to the Adviser. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/23	$59,299
11/30/24	73,303
11/30/25	48,575
$181,177

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2022, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $33,135 of sub-transfer agent fees during the year ended November 30, 2022.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$24,463,028	$45,512,865	$4,853,337	$10,810,747
Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $15,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  The Fund did not draw upon its line of credit during the year ended November 30, 2022.

22

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2022 and November 30, 2021 are as follows:

	November 30, 2022	November 30, 2021
Ordinary income	$1,646,721	$1,333,355

As of November 30, 2022, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$133,319,189
Gross unrealized appreciation	46,051
Gross unrealized depreciation	(2,993,974)
Net unrealized depreciation (a)	(2,947,923)
Undistributed ordinary income	28,550
Undistributed long-term capital gains	—
Total distributable earnings	28,550
Other accumulated gains/(losses)	(497,924)
Total accumulated earnings/(losses)	$(3,417,297)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

The Fund had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite	Total
$233,053	$264,871	$497,924

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk.  Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have

23

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
U.S. Government Securities Risk.  Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.

•
Counterparty Risk.  Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund.  Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not.  A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.

•
Interest Rate Risk.  The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates.  If interest rates increase, the value of these investments generally declines.  Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk.  Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk.  An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

24

PIA Short-Term Securities Fund
Notes to Financial Statements – November 30, 2022 (continued)

•
Risks Associated with Asset-Backed Securities.  These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks Associated with Mortgage-Backed Securities.  These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•
Liquidity Risk.  Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk.  The market for Rule 144A securities typically is less active than the market for publicly-traded securities.  Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks.  Although adjustable and floating rate debt securities tend to be less volatile than fixed-rate debt securities, they nevertheless fluctuate in value.

•
High Yield Securities Risk.  Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2022, Capinco C/O U.S. Bank NA, for the benefit of their customers, owned 40.24% of the outstanding shares of the Fund.

Note 10 – Trustees and Officers
At a meeting held December 7-8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years. Ms. Michele Rackey was approved by the Board as an Independent Trustee effective January 1, 2023. Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Mr. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

Note 11 – Other Tax Information (Unaudited)
For the year ended November 30, 2022, the Short-Term Securities Fund designated $1,646,721 as ordinary income for purposes of the dividends paid deduction. For the year ended November 30, 2022, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2022 is designated as qualified dividend income under the Tax Cuts and Jobs Act of 2017.

On December 29, 2022, the Short-Term Securities Fund distributed $0.02417422, per share of net investment income.

25

PIA Short-Term Securities Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA Short-Term Securities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA Short-Term Securities Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 27, 2023

26

PIA Short-Term Securities Fund
Notice to Shareholders – November 30, 2022
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

27

PIA Short-Term Securities Fund
Statement Regarding Liquidity Risk Management Program
(Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2021 through June 30, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

28

PIA Short-Term Securities Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 62)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC (a privately-		Trust (for series
Milwaukee, WI 53202			held investment advisory firm)		not affiliated
			(February 2019 to present);		with the Fund).
Managing Director and Vice
President, Jensen Investment
Management, Inc. (a privately-
held investment advisory firm)
(2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 75)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors (May 1991 to		not affiliated
			July 2017).		with the Fund).

29

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)
Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group, Inc.	6	Trustee,
(age 63)	of the	since	(financial consulting firm)		Advisors Series
615 E. Michigan Street	Board	January 2020.	(1998 to present).		Trust (for series
Milwaukee, WI 53202					not affiliated
	Trustee	Indefinite term;			with the Fund);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust
(an open-end
investment
company with
19 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Income Solutions
Fund, and
DoubleLine Yield
Opportunities
Fund from 2010
to present;
Independent
Trustee,
DoubleLine ETF
Trust (an open-
end investment
company with
2 portfolios)
from March
2022 to present.

30

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 53)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice President,	Indefinite term;	Vice President, Compliance and Administration,
(age 61)	Treasurer and	since	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street	Principal	December 2007.
Milwaukee, WI 53202	Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration,
(age 51)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 40)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 65)	Chief	since	Senior Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Elaine E. Richards	Vice President	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 54)	and Secretary	since	(July 2007 to present).
2020 East Financial Way,		September 2019.
Suite 100
Glendora, CA 91741

31

PIA Short-Term Securities Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years
Ryan Charles	Assistant	Indefinite term;	Assistant Vice President, U.S. Bank Global Fund Services
(age 44)	Secretary	since	(May 2021 to present); Chief Legal Officer and Secretary
2020 East Financial Way,		January 2022.	Davis Selected Advisers, L.P. (2004 to 2021).
Suite 100
Glendora, CA 91741

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2022, the Trust was comprised of 35 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Fund, the PIA Short Duration Fund, and the PIA High Yield Fund.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

32

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Adviser
Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA  90245

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

PIA Funds

PIA High Yield Fund
Institutional Class

Annual Report

November 30, 2022

PIA High Yield Fund

Dear Shareholder:

We are pleased to provide you with this report for the period from December 1, 2021 through November 30, 2022, regarding the PIA High Yield Fund (the “Fund”) for which Pacific Income Advisers, Inc. (“PIA”), is the investment adviser.

The Fund performed in-line with its benchmark, the Bloomberg U.S. Corporate High-Yield Index (the “Index”), returning -9.26%, after fees and expenses, for the twelve months ended November 30, 2022, versus -8.96% for the Index.

The Adviser has agreed to temporarily pay for all operating expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) incurred by the Fund through at least March 29, 2023 to the extent necessary to limit Net Annual Fund Operating Expenses for the Fund to 0.86% of the average daily net assets. The Net Expense is what the investor has paid.

The Fund’s primary objective is to seek a high level of current income. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective.

Lloyd McAdams
Chairman of the Board
Pacific Income Advisers, Inc.

1

PIA High Yield Fund

Past performance is not a guarantee of future results.

Opinions expressed above are those of Pacific Income Advisers, Inc., the Fund’s investment adviser, are subject to change, are not guaranteed, should not be considered recommendations to buy or sell any security and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks may increase for emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may invest in derivatives, which may involve risks greater than the risks presented by more traditional investments. The risk of owning an exchange-traded fund (“ETF”) or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. It will also bear additional expenses, including operating expenses, brokerage costs and the potential duplication of management fees.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings. The index excludes emerging markets debt.

You cannot invest directly in an index.

Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.

Please refer to the schedule of investments in the report for complete holdings information. Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor

2

PIA High Yield Fund

Comparison of the change in value of a $10,000 investment in the
PIA High Yield Fund vs the Bloomberg U.S. Corporate High-Yield Index

Average Annual Total Return*	1 Year	5 Years	10 Years
PIA High Yield Fund	-9.26%	2.27%	4.28%
Bloomberg U.S. Corporate High-Yield Index	-8.96%	2.50%	4.26%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-251-1970.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund ten years ago.

Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The Bloomberg U.S. Corporate High-Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s Investors Service, Inc., Fitch Ratings, Inc., and Standard & Poor’s Ratings Services is Ba1/BB+/BB+ or below after dropping the highest and lowest available ratings. The index excludes emerging markets debt.

Indices do not incur expenses and are not available for investment.

*	Average Annual Total Return represents the average change in account value over the periods indicated.

3

PIA High Yield Fund
Expense Example – November 30, 2022
(Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/22 – 11/30/22).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 6/1/22	Value 11/30/22	Period 6/1/22 – 11/30/22*
Actual	$1,000.00	$ 967.80	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.76	$4.36

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratio of the Fund is 0.86%.

4

PIA High Yield Fund
Allocation of Portfolio Assets – November 30, 2022
(Unaudited)

Investments by Sector
As a Percentage of Total Investments

5

PIA High Yield Fund
Schedule of Investments – November 30, 2022

Shares/
Principal Amount		Value
COMMON STOCKS 0.5%

Building Materials 0.5%
2,996	Northwest Hardwoods (d) (e)	$239,680
Total Common Stocks
(cost $137,017)		239,680

CORPORATE BONDS 92.8%

Aerospace/Defense 2.2%
	F-Brasile SpA /
	F-Brasile US LLC
$700,000	7.375%, due 8/15/26 (a)	569,709
	Triumph Group, Inc.
600,000	7.75%, due 8/15/25	515,301
		1,085,010
Appliances 1.0%
	WASH Multifamily
	Acquisition, Inc.
550,000	5.75%, due 4/15/26 (a)	516,263

Auto Manufacturers 1.1%
	PM General Purchaser LLC
625,000	9.50%, due 10/1/28 (a)	549,321

Auto Parts & Equipment 2.0%
	Dealer Tire LLC /
	DT Issuer LLC
650,000	8.00%, due 2/1/28 (a)	554,707
	Dornoch Debt Merger Sub, Inc.
650,000	6.625%, due 10/15/29 (a)	433,366
		988,073
Building – Heavy Construction 1.3%
	Railworks Holdings LP /
	Railworks Rally, Inc.
696,000	8.25%, due 11/15/28 (a)	641,712

Building & Construction 1.2%
	Brundage-Bone Concrete
	Pumping Holdings, Inc.
650,000	6.00%, due 2/1/26 (a)	605,615

Building Materials 4.4%
	APi Group DE, Inc.
625,000	4.125%, due 7/15/29 (a)	520,556
	Eco Material Technologies, Inc.
625,000	7.875%, due 1/31/27 (a)	595,500
	MIWD Holdco II LLC /
	MIWD Finance Corp.
625,000	5.50%, due 2/1/30 (a)	513,247
	New Enterprise Stone &
	Lime Co, Inc.
100,000	5.25%, due 7/15/28 (a)	90,656
	SRM Escrow Issuer LLC
550,000	6.00%, due 11/1/28 (a)	490,501
		2,210,460
Chemicals 0.9%
	Diamond BC BV
600,000	4.625%, due 10/1/29 (a)	453,417

Chemicals – Diversified 3.2%
	Iris Holdings, Inc.
600,000	8.75% Cash or 9.50% PIK,
	due 2/15/26 (a) (c)	513,000
	LSF11 A5 HoldCo LLC
584,000	6.625%, due 10/15/29 (a)	475,464
	Polar US Borrower LLC /
	Schenectady International
	Group, Inc.
450,000	6.75%, due 5/15/26 (a)	188,476
	SCIH Salt Holdings, Inc.
300,000	4.875%, due 5/1/28 (a)	265,590
215,000	6.625%, due 5/1/29 (a)	178,260
		1,620,790
Chemicals – Plastics 1.1%
	Neon Holdings, Inc.
650,000	10.125%, due 4/1/26 (a)	558,526

Chemicals – Specialty 4.6%
	Herens Holdco Sarl
750,000	4.75%, due 5/15/28 (a)	601,204

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Chemicals – Specialty 4.6% (continued)
	SCIL IV LLC /
	SCIL USA Holdings LLC
$650,000	5.375%, due 11/1/26 (a)	$545,795
	SK Invictus Intermediate II Sarl
700,000	5.00%, due 10/30/29 (a)	560,816
	Unifrax Escrow Issuer Corp.
692,000	5.25%, due 9/30/28 (a)	572,284
		2,280,099
Commercial Services 4.4%
	Alta Equipment Group, Inc.
550,000	5.625%, due 4/15/26 (a)	485,783
	CPI Acquisition, Inc.
600,000	8.625%, due 3/15/26 (a)	581,624
	NESCO Holdings II, Inc.
650,000	5.50%, due 4/15/29 (a)	572,627
	StoneMor, Inc.
700,000	8.50%, due 5/15/29 (a)	571,368
		2,211,402
Consumer Services 0.9%
	Cimpress Plc
650,000	7.00%, due 6/15/26 (a)	454,675

Containers and Packaging 0.3%
	Pactiv Evergreen Group
	Issuer LLC / Pactiv Evergreen
	Group Issuer, Inc.
175,000	4.375%, due 10/15/28 (a)	152,900

Diversified Financial Services 1.0%
	VistaJet Malta Finance PLC /
	XO Management Holding, Inc.
625,000	6.375%, due 2/1/30 (a)	510,156

Engineering & Construction 2.8%
	Arcosa, Inc.
600,000	4.375%, due 4/15/29 (a)	522,441
	Brand Energy & Infrastructure
	Services, Inc.
594,000	8.50%, due 7/15/25 (a)	471,865
	Promontoria Holding 264 BV
400,000	7.875%, due 3/1/27 (a)	379,108
		1,373,414
Enterprise Software & Services 2.4%
	Helios Software Holdings, Inc. /
	ION Corporate Solutions
	Finance Sarl
875,000	4.625%, due 5/1/28 (a)	668,415
	Rocket Software, Inc.
700,000	6.50%, due 2/15/29 (a)	551,572
		1,219,987
Entertainment 2.0%
	Premier Entertainment
	Sub LLC / Premier
	Entertainment Finance Corp.
700,000	5.875%, due 9/1/31 (a)	534,667
	Scientific Games
	Holdings LP / Scientific
	Games US FinCo, Inc.
542,000	6.625%, due 3/1/30 (a)	456,723
		991,390
Finance – Commercial 1.2%
	Burford Capital Global
	Finance LLC
320,000	6.25%, due 4/15/28 (a)	294,112
350,000	6.875%, due 4/15/30 (a)	318,684
		612,796
Financial Services 1.3%
	Arrow Bidco LLC
650,000	9.50%, due 3/15/24 (a)	648,962

Food Service 0.8%
	TKC Holdings, Inc.
700,000	10.50%, due 5/15/29 (a)	400,201

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Forest and Paper Products
Manufacturing 1.1%
	Mativ, Inc.
$625,000	6.875%, due 10/1/26 (a)	$548,144

Healthcare – Services 2.6%
	Akumin Escrow, Inc.
650,000	7.50%, due 8/1/28 (a)	446,134
	Hadrian Merger Sub, Inc.
349,000	8.50%, due 5/1/26 (a)	314,514
	ModivCare Escrow Issuer, Inc.
625,000	5.00%, due 10/1/29 (a)	518,750
		1,279,398
Household Products/Warehouse 1.1%
	Kronos Acquisition
	Holdings, Inc. / KIK Custom
	Products, Inc.
575,000	5.00%, due 12/31/26 (a)	525,159

Internet 1.2%
	Getty Images, Inc.
616,000	9.75%, due 3/1/27 (a)	609,437

Machinery – Diversified 1.0%
	Husky III Holding Ltd.
468,000	13.00% Cash or 13.75% PIK,
	due 2/15/25 (a) (c)	409,500
	Titan Acquisition Ltd. /
	Titan Co-Borrower LLC
132,000	7.75%, due 4/15/26 (a)	117,378
		526,878
Machinery – Farm 0.7%
	OT Merger Corp.
625,000	7.875%, due 10/15/29 (a)	366,106

Machinery – Thermal Process 1.1%
	GrafTech Finance, Inc.
650,000	4.625%, due 12/15/28 (a)	542,617
Machinery Manufacturing 2.5%
	Granite US Holdings Corp.
450,000	11.00%, due 10/1/27 (a)	472,365
	JPW Industries Holding Corp.
725,000	9.00%, due 10/1/24 (a)	625,026
	MAI Holdings, Inc.
600,000	9.50%, due 6/1/23 (a) (d)	171,000
		1,268,391
Manufactured Goods 2.1%
	FXI Holdings, Inc.
634,000	7.875%, due 11/1/24 (a)	527,678
	Park-Ohio Industries, Inc.
710,000	6.625%, due 4/15/27	544,322
		1,072,000
Media 1.1%
	Univision Communications, Inc.
475,000	4.50%, due 5/1/29 (a)	404,914
150,000	7.375%, due 6/30/30 (a)	148,688
		553,602
Metals and Mining 2.3%
	SunCoke Energy, Inc.
725,000	4.875%, due 6/30/29 (a)	615,026
	TMS International Corp.
750,000	6.25%, due 4/15/29 (a)	541,003
		1,156,029
Office Automation & Equipment 2.4%
	Pitney Bowes, Inc.
750,000	6.875%, due 3/15/27 (a)	591,075
	Xerox Holdings Corp.
775,000	5.50%, due 8/15/28 (a)	624,689
		1,215,764
Oil & Gas Services 5.1%
	Archrock Partners LP /
	Archrock Partners
	Finance Corp.
250,000	6.875%, due 4/1/27 (a)	242,300

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount		Value
Oil & Gas Services 5.1% (continued)
	CSI Compressco LP / CSI
	Compressco Finance, Inc.
$775,000	7.50%, due 4/1/25 (a)	$712,952
	Enerflex Ltd.
445,000	9.00%, due 10/15/27 (a)	437,811
	USA Compression
	Partners LP / USA
	Compression Finance Corp.
315,000	6.875%, due 4/1/26	302,105
250,000	6.875%, due 9/1/27	237,916
	Welltec International ApS
600,000	8.25%, due 10/15/26 (a)	593,941
		2,527,025
Packaging 1.2%
	Mauser Packaging Solutions
	Holding Co.
600,000	5.50%, due 4/15/24 (a)	590,295

Paper 2.4%
	Clearwater Paper Corp.
750,000	4.75%, due 8/15/28 (a)	668,108
	Mercer International, Inc.
600,000	5.125%, due 2/1/29	508,542
		1,176,650
Pipelines 10.2%
	Genesis Energy LP / Genesis
	Energy Finance Corp.
75,000	8.00%, due 1/15/27	71,663
675,000	7.75%, due 2/1/28	645,287
	Global Partners LP /
	GLP Finance Corp.
150,000	7.00%, due 8/1/27	142,379
416,000	6.875%, due 1/15/29	372,584
	ITT Holdings LLC
725,000	6.50%, due 8/1/29 (a)	621,254
	Martin Midstream
	Partners LP / Martin
	Midstream Finance Corp.
750,000	11.50%, due 2/28/25 (a)	748,163
	NGL Energy Operating LLC /
	NGL Energy Finance Corp.
700,000	7.50%, due 2/1/26 (a)	632,893
	Summit Midstream
	Holdings LLC / Summit
	Midstream Finance Corp.
750,000	5.75%, due 4/15/25	628,080
625,000	8.50%, due 10/15/26 (a)	598,408
	TransMontaigne Partners LP /
	TLP Finance Corp.
750,000	6.125%, due 2/15/26	654,107
		5,114,818
Publishing and Broadcasting 1.3%
	Salem Media Group, Inc.
675,000	6.75%, due 6/1/24 (a)	654,104

Radio 3.3%
	Audacy Capital Corp.
700,000	6.75%, due 3/31/29 (a)	159,187
	Beasley Mezzanine
	Holdings LLC
660,000	8.625%, due 2/1/26 (a)	438,075
	Spanish Broadcasting
	System, Inc.
750,000	9.75%, due 3/1/26 (a)	448,370
	Urban One, Inc.
700,000	7.375%, due 2/1/28 (a)	592,434
		1,638,066
REITs – Storage 1.0%
	Iron Mountain, Inc.
550,000	5.00%, due 7/15/28 (a)	501,050

The accompanying notes are an integral part of these financial statements.

9

PIA High Yield Fund
Schedule of Investments – November 30, 2022 (continued)

Principal Amount/
Shares		Value
Rental Auto/Equipment 0.9%
	PROG Holdings, Inc.
$500,000	6.00%, due 11/15/29 (a)	$436,498

Retail – Office Supplies 1.6%
	Staples, Inc.
500,000	7.50%, due 4/15/26 (a)	445,149
500,000	10.75%, due 4/15/27 (a)	364,723
		809,872
Retail – Propane Distribution 1.2%
	Ferrellgas LP / Ferrellgas
	Finance Corp.
700,000	5.875%, due 4/1/29 (a)	590,638

Tobacco Manufacturing 1.1%
	Vector Group Ltd.
625,000	5.75%, due 2/1/29 (a)	538,271

Transportation Services 2.7%
	Bristow Group, Inc.
750,000	6.875%, due 3/1/28 (a)	702,692
	First Student Bidco, Inc. /
	First Transit Parent, Inc.
750,000	4.00%, due 7/31/29 (a)	623,947
		1,326,639
Water 1.5%
	Solaris Midstream Holdings LLC
750,000	7.625%, due 4/1/26 (a)	739,620
Total Corporate Bonds
(cost $54,711,036)		46,392,240

MONEY MARKET FUND 5.0%
2,515,456	Fidelity Institutional Money
	Market Government Portfolio –
	Class I, 3.56% (b)	2,515,456
Total Money Market Fund
Total Investments
(cost $57,363,509)	98.3%	49,147,376
Other Assets less Liabilities	1.7%	856,477
TOTAL NET ASSETS	100.0%	$50,003,853

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of November 30, 2022, the value of these investments was $41,769,954 or 83.53% of total net assets.

(b)	Rate shown is the 7-day annualized yield as of November 30, 2022.
(c)	Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
(d)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. As of November 30, 2022, the total value of fair valued securities was $410,680 or 0.82% of total net assets.

(e)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

10

PIA High Yield Fund
Statement of Assets and Liabilities – November 30, 2022

Assets:
Investments in securities, at value (cost $57,363,509)	$49,147,376
Receivable for fund shares sold	1,119
Interest receivable	906,925
Prepaid expenses	19,261
Total assets	50,074,681

Liabilities:
Payable to investment adviser	12,475
Administration fees	16,163
Transfer agent fees and expenses	9,108
Fund accounting fees	2,980
Audit fees	21,850
Chief Compliance Officer fee	1,833
Custody fees	990
Shareholder reporting	2,008
Trustees’ fees and expenses	115
Accrued expenses	3,306
Total liabilities	70,828
Net Assets	$50,003,853

Net Assets Consist of:
Paid-in capital	$60,639,654
Total distributable deficit	(10,635,801)
Net Assets	$50,003,853

Net Asset Value, Offering Price and Redemption Price Per Share	$8.28

Shares Issued and Outstanding (Unlimited number of shares authorized, par value $0.01)	6,037,689

The accompanying notes are an integral part of these financial statements.

11

PIA High Yield Fund
Statement of Operations – Year Ended November 30, 2022

Investment Income:
Interest	$4,417,735
Total investment income	4,417,735

Expenses:
Investment advisory fees (Note 4)	290,789
Administration fees (Note 4)	97,804
Transfer agent fees and expenses (Note 4)	34,205
Registration fees	24,799
Audit fees	21,966
Fund accounting fees (Note 4)	18,547
Sub-transfer agent fees (Note 4)	16,912
Trustees’ fees and expenses	13,251
Chief Compliance Officer fee (Note 4)	11,061
Reports to shareholders	8,274
Miscellaneous	8,120
Legal fees	6,162
Custody fees (Note 4)	5,530
Insurance	2,797
Interest expense (Note 6)	327
Total expenses	560,544
Less: Fee waiver by adviser (Note 4)	(105,856)
Net expenses	454,688
Net investment income	3,963,047

Realized and Unrealized Loss on Investments:
Net realized loss on investments	(2,103,039)
Net change in unrealized appreciation/(depreciation) on investments	(6,859,699)
Net loss on investments	(8,962,738)
Net decrease in net assets resulting from operations	$(4,999,691)

The accompanying notes are an integral part of these financial statements.

12

PIA High Yield Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	November 30, 2022	November 30, 2021
Increase/(decrease) in Net Assets From Operations:
Net investment income	$3,963,047	$3,870,827
Net realized gain/(loss) on investments	(2,103,039)	724,316
Net change in unrealized appreciation/(depreciation) on investments	(6,859,699)	27,863
Net increase/(decrease) in net assets resulting from operations	(4,999,691)	4,623,006

Distributions Paid to Shareholders:
Net dividends and distributions to shareholders	(3,984,648)	(3,875,270)
Total dividends and distributions	(3,984,648)	(3,875,270)

Capital Share Transactions:
Proceeds from shares sold	12,161,800	19,445,712
Distributions reinvested	1,235,174	1,362,781
Payment for shares redeemed	(14,804,437)	(16,270,863)
Net increase/(decrease) in net assets from capital share transactions	(1,407,463)	4,537,630
Total increase/(decrease) in net assets	(10,391,802)	5,285,366

Net Assets, Beginning of year	60,395,655	55,110,289
Net Assets, End of year	$50,003,853	$60,395,655

Transactions in Shares:
Shares sold	1,393,691	1,942,276
Shares issued on reinvestment of distributions	138,498	136,250
Shares redeemed	(1,625,229)	(1,623,400)
Net increase/(decrease) in shares outstanding	(93,040)	455,126

The accompanying notes are an integral part of these financial statements.

13

PIA High Yield Fund
Financial Highlights

	Year Ended November 30,
	2022	2021	2020	2019	2018
Per Share Operating Performance
(For a fund share outstanding throughout each year)

Net asset value, beginning of year	$9.85	$9.71	$9.61	$9.67	$10.33

Income From Investment Operations:
Net investment income	0.68	0.61	0.63	0.64	0.60
Net realized and unrealized gain/(loss) on investments	(1.57)	0.14	0.08	(0.06)	(0.66)
Total from investment operations	(0.89)	0.75	0.71	0.58	(0.06)

Less Distributions:
Distributions from net investment income	(0.68)	(0.61)	(0.63)	(0.64)	(0.60)
Distributions from net realized gains	—	—	(0.01)	—	—
Total distributions	(0.68)	(0.61)	(0.64)	(0.64)	(0.60)
Increase from payment by affiliate and
administrator due to operational error	—	—	0.03	—	—
Net asset value, end of year	$8.28	$9.85	$9.71	$9.61	$9.67

Total Return	-9.26%	7.85%	8.36%^	6.14%	-0.63%

Ratios/Supplemental Data:
Net assets, end of year (in 000’s)	$50,004	$60,396	$55,110	$52,086	$57,278
Ratio of expenses to average net assets:
Net of fee waivers	0.86%	0.86%	0.86%	0.86%	0.82%
Before fee waivers	1.06%	0.97%	1.11%	1.03%	0.99%
Ratio of net investment income to average net assets:
Net of fee waivers	7.50%	6.13%	6.80%	6.53%	5.95%
Before fee waivers	7.30%	6.02%	6.55%	6.36%	5.78%
Portfolio turnover rate	23%	72%	51%	63%	48%

^
Includes increase from payment made by affiliate and administrator due to the corporate action operational error. On September 18, 2020, the Fund received a reimbursement of $153,625 from the Adviser and Administrator related to a corporate action instruction error during the year ended November 30, 2020. Due to a miscommunication, the tender offer for the Martin Midstream corporate action was not processed correctly. This resulted in the Fund’s position being tendered rather than exchanged.. Had the Fund not received the payment, total return would have been 8.03%.

The accompanying notes are an integral part of these financial statements.

14

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022

Note 1 – Organization
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Currently, the Fund offers the Institutional Class. The primary investment objective of the Fund is to seek a high level of current income. The Fund commenced operations on December 31, 2010.

Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.

Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

15

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022 (continued)

The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2022, there were no reclassifications between paid-in capital and distributable earnings.

Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

Accounting Pronouncements – In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) and in January 2021, FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the Fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management has also been working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Funds were required to implement and comply with Rule 18f-4 by August 19, 2022. Rule 18f-4  imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund’s most recently filed statement of additional information allows the Fund to enter into derivative transactions. The Fund is considered a limited derivative user under Rule 18f-4. During the year ended November 30, 2022, the Fund did not enter into derivatives transactions. The Fund is in compliance with Rule 18f-4 as of November 30, 2022.

16

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022 (continued)

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund is in compliance with Rule 2a-5, which had a compliance date of September 8, 2022.

Events Subsequent to the Fiscal Year End – In preparing the financial statements as of November 30, 2022, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Note 3 – Securities Valuation
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.

17

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022 (continued)

Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

Prior to the effectiveness of Rule 2a-5, on September 8, 2022, the Board of Trustees (“Board”) had delegated day-to-day valuation issues to a Valuation Committee of the Trust which was comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee was to value securities where current and reliable market quotations were not readily available, or the closing price did not represent fair value by following procedures approved by the Board. These procedures considered many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee were subsequently reviewed and ratified by the Board. The Valuation Committee served through September 7, 2022. Effective September 8, 2022, the Board of Trustees approved Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), as the Fund’s valuation designee under Rule 2a-5.

Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the

18

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022 (continued)

Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At November 30, 2022, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at November 30, 2022.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$239,680	$239,680
Fixed Income
Corporate Bonds	—	46,221,240	171,000	46,392,240
Total Fixed Income	—	46,221,240	171,000	46,392,240
Money Market Fund	2,515,456	—	—	2,515,456
Total Investments	$2,515,456	$46,221,240	$410,680	$49,147,376

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Common Stocks	Corporate Bonds
Balance as of November 30, 2021	$173,768	$126,000
Accrued discounts/premiums	—	4,063
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	65,912	40,937
Purchases	—	—
Sales	—	—
Transfers in and/or out of Level 3	—	—
Balance as of November 30, 2022	$239,680	$171,000

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at November 30, 2022, and still classified as Level 3 was $106,849.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on

19

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022 (continued)

economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

Note 4 – Investment Advisory Fee and Other Transactions with Affiliates
The Fund has an investment advisory agreement with Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets. For the year ended November 30, 2022, the Fund incurred $290,789 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.86% of average daily net assets. The Adviser may not recoup expense reimbursements in future periods. For the year ended November 30, 2022, the Adviser reduced its fees in the amount of $105,856.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended November 30, 2022, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $16,912 of sub-transfer agent fees during the year ended November 30, 2022.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

Note 5 – Purchases and Sales of Securities
For the year ended November 30, 2022, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $11,651,171 and $15,048,453, respectively. There were no purchases and sales of U.S. Government securities during the year ended November 30, 2022.

20

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022 (continued)

Note 6 – Line of Credit
The Fund has a secured line of credit in the amount of $10,000,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the year ended November 30, 2022, the Fund drew on its line of credit. The Fund had an outstanding average daily balance of $1,359, paid a weighted average interest rate of 3.50%, and incurred interest expense of $327. The maximum amount outstanding for the Fund during the year ended November 30, 2022, was $124,000. At November 30, 2022, the Fund had no outstanding loan amounts.

Note 7 – Federal Income Tax Information
The tax character of distributions paid during the years ended November 30, 2022 and November 30, 2021 are as follows:

	Year ended	Year ended
	November 30, 2022	November 30, 2021
Ordinary income	$3,984,648	$3,875,270

As of November 30, 2022, the components of capital on a tax basis were as follows:

Cost of investments (a)	$57,363,509
Gross unrealized appreciation	316,655
Gross unrealized depreciation	(8,532,788)
Net unrealized depreciation (a)	(8,216,133)
Undistributed ordinary income	31,107
Undistributed long-term capital gains	—
Total distributable earnings	31,107
Other accumulated gains/(losses)	(2,450,775)
Total accumulated earnings/(losses)	$(10,635,801)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.

As of November 30, 2022, the Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
$105,122	$2,345,653

Note 8 – Principal Risks
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment

21

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022 (continued)

grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

22

PIA High Yield Fund
Notes to Financial Statements – November 30, 2022 (continued)

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

Note 9 – Control Ownership
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2022, International Union UAW Strike Trust, for the benefit of their customers, owned 60.54% of the outstanding shares of the Fund.

Note 10 – Trustees and Officers
At a meeting held December 7-8, 2022, by vote of the majority of the Board of Trustees (not including Mr. Joe Redwine), Mr. Redwine’s term as Trustee was extended for three additional years. Ms. Michele Rackey was approved by the Board as an Independent Trustee effective January 1, 2023. Mr. Kevin Hayden was approved by the Board as Vice President, Treasurer and Ms. Cheryl King was approved as Assistant Treasurer effective January 1, 2023. Mr. Ryan Charles resigned as Assistant Secretary effective January 1, 2023.

Note 11 – Other Tax Information (Unaudited)
For the year ended November 30, 2022, the High Yield Fund designated $3,984,648 as ordinary income for purposes of the dividends paid deduction. For the year ended November 30, 2022, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Fund. For shareholders in the Fund, none of the dividend income distributed for the year ended November 30, 2022 is designated as qualified dividend income under the Tax Cuts and Jobs Act of 2017.

On December 29, 2022, the High Yield Fund distributed $0.05433130, per share of net investment income.

23

PIA High Yield Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
PIA High Yield Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the PIA High Yield Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 27, 2023

24

PIA High Yield Fund
Notice to Shareholders – November 30, 2022
(Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Port
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-251-1970.

Householding
In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-251-1970 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

25

PIA High Yield Fund
Statement Regarding Liquidity Risk Management Program
(Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the programs pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2021 through June 30, 2022. No significant liquidity events impacting the Fund were noted in the report. The report noted that the PIA High Yield Fund made use of its line of credit during the reporting period and that such line was fully repaid in a timely manner. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

PIA High Yield Fund
Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)

Independent Trustees(1)

David G. Mertens	Trustee	Indefinite term;	Partner and Head of Business	6	Trustee,
(age 62)		since	Development Ballast Equity		Advisors Series
615 E. Michigan Street		March 2017.	Management, LLC		Trust (for series
Milwaukee, WI 53202			(a privately-held investment		not affiliated
			advisory firm) (February 2019		with the Fund).
to present); Managing Director
and Vice President, Jensen
Investment Management, Inc.
(a privately-held investment
advisory firm) (2002 to 2017).

Joe D. Redwine	Trustee	Indefinite term;	Retired; formerly Manager,	6	Trustee,
(age 75)		since	President, CEO, U.S. Bancorp		Advisors Series
615 E. Michigan Street		September 2008.	Fund Services, LLC and its		Trust (for series
Milwaukee, WI 53202			predecessors (May 1991 to		not affiliated
			July 2017).		with the Fund).

27

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

				Number of	Other
				Portfolios in	Directorships
		Term of Office		Fund Complex	Held During
Name, Address	Position Held	and Length of	Principal Occupation	Overseen by	Past Five
and Age	with the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)
Raymond B. Woolson	Chairman	Indefinite term;	President, Apogee Group, Inc.	6	Trustee, Advisors
(age 63)	of the	since	(financial consulting firm)		Series Trust (for
615 E. Michigan Street	Board	January 2020.	(1998 to present).		series not
Milwaukee, WI 53202					affiliated with
	Trustee	Indefinite term;			the Fund);
		since			Independent
		January 2016.			Trustee,
DoubleLine
Funds Trust (an
open-end
investment
company with
19 portfolios),
DoubleLine
Opportunistic
Credit Fund,
DoubleLine
Income Solutions
Fund, and
DoubleLine Yield
Opportunities
Fund from 2010
to present;
Independent
Trustee,
DoubleLine ETF
Trust (an open-
end investment
company with
2 portfolios)
from March
2022 to present.

28

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years

Officers

Jeffrey T. Rauman	President,	Indefinite term;	Senior Vice President, Compliance and Administration,
(age 53)	Chief	since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Cheryl L. King	Vice President,	Indefinite term;	Vice President, Compliance and Administration,
(age 61)	Treasurer and	since	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street	Principal	December 2007.
Milwaukee, WI 53202	Financial
Officer

Kevin J. Hayden	Assistant	Indefinite term;	Vice President, Compliance and Administration,
(age 51)	Treasurer	since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street		September 2013.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite term;	Assistant Vice President, Compliance and Administration,
(age 40)	Treasurer	since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

Michael L. Ceccato	Vice President,	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services and
(age 65)	Chief	since	Senior Vice President, U.S. Bank N.A. (February 2008 to present).
615 E. Michigan Street	Compliance	September 2009.
Milwaukee, WI 53202	Officer and
AML Officer

Elaine E. Richards	Vice President	Indefinite term;	Senior Vice President, U.S. Bank Global Fund Services
(age 54)	and Secretary	since	(July 2007 to present).
2020 East Financial Way,		September 2019.
Suite 100
Glendora, CA 91741

29

PIA High Yield Fund
Information About Trustees and Officers (continued)
(Unaudited)

Term of Office
Name, Address	Position Held	and Length of	Principal Occupation
and Age	with the Trust	Time Served	During Past Five Years
Ryan Charles	Assistant	Indefinite term;	Assistant Vice President, U.S. Bank Global Fund Services
(age 44)	Secretary	since	(May 2021 to present); Chief Legal Officer and Secretary Davis
2020 East Financial Way,		January 2022.	Selected Advisers, L.P. (2004 to 2021).
Suite 100
Glendora, CA 91741

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of November 30, 2022, the Trust was comprised of 35 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund and the PIA BBB Bond Fund, the PIA High Yield (MACS) Fund, the PIA MBS Fund, the PIA Short Duration Fund, and the PIA Short-Term Securities Fund. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

(3)
“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-251-1970.

30

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Adviser
Pacific Income Advisers, Inc.
2321 Rosecrans Avenue, Suite 1260
El Segundo, CA  90245

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI  53202

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI  53202
(800) 251-1970

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA  19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, NY  10019

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Joe D. Redwine and Ms. Michele Rackey are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2022	FYE11/30/2021
(a) Audit Fees	$93,000	$91,250
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$18,000	18,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2022	FYE 11/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 11/30/2022	FYE 11/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  2/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  2/6/2023

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal
Financial Officer

Date  2/6/2023

* Print the name and title of each signing officer under his or her signature.